UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders
[logo - American Funds®]

The right choice for the long term®

Capital World Bond Fund

[photo of a train on tracks - mountains in the background]

Semi-annual report for the six months ended March 31, 2009

Capital World Bond Fund® seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

This fund is one of the American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2009:

	1 year	5 years	10 years
Class A shares

Reflecting 3.75% maximum sales charge	−12.17%	2.70%	5.11%

The total annual fund operating expense ratio was 0.86% for Class A shares for the 12 months ended March 31, 2009. This figure does not reflect the fee waiver described below.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 30 for details.

Results for other share classes can be found on page 4.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Investing in non-U.S. bonds may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation and illiquidity. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of a train on tracks - mountains in the background]

The first six months of Capital World Bond Fund’s fiscal year were marked by a historic downturn in global bond and equity markets as economies around the world slid into recession.

For the six months ended March 31, 2009, the fund produced a total return of −1.4%. This includes a decline of 89 cents, or 4.7%, in the fund’s share price. Shareholders received quarterly dividends totaling 54 cents a share and a one-time special dividend of 9.1 cents a share. This represents an income return of 3.4%, equivalent to 6.8% annualized, for those reinvesting dividends, and an income return of 3.3% (6.6% annualized) for those taking dividends in cash.

The fund’s six-month total return lagged that of the unmanaged Barclays Capital Global Aggregate Bond Index (formerly Lehman Brothers Global Aggregate Bond Index), which returned 1.8% during the same period. The fund’s total return exceeded that of its peer group, the Lipper Global Income Funds Index, which fell 4.0% for the period.

Despite the recent turbulence in the global bond markets, Capital World Bond Fund continues to sustain its advantage against its peers over longer periods, as the table below shows.

[Begin Sidebar]
Results at a glance

For periods ended March 31, 2009, with all distributions reinvested

	Total returns	Average annual total returns

	1 year	5 years	10 years	Lifetime[1]
Capital World Bond Fund
(Class A shares)	−8.76%	3.49%	5.51%	7.00%

Barclays Capital Global
Aggregate Bond Index[2]	−4.92	3.90	5.22	7.17

Lipper Global Income Funds Index	−11.41	1.74	4.03	—	[3]

[1] Since August 4, 1987.
[2] The Lehman Brothers Global Aggregate Bond Index began on December 31, 1989, and was renamed the Barclays Capital Global Aggregate Bond Index in 2008. For the period August 4, 1987, to December 31, 1989, the Citigroup World Government Bond Index (formerly the Salomon Brothers World Government Bond Index) results were used. Market indexes are unmanaged and their results include reinvested dividends, but do not reflect the effect of sales charges, commissions or expenses.

[3] This index did not exist prior to December 30, 1988, and its results do not reflect the effect of sales charges.
[End Sidebar]

Global economic crisis
A crisis of confidence in the global financial system was triggered by severe losses from investments in mortgage-backed securities and other structured investment products. Contagion led to declines in corporate bonds, particularly among financial sector issuers.

In September, the collapse of Lehman Brothers and insurer AIG was a major blow to confidence; by the start of the fund’s fiscal year in October, a full-fledged credit market selloff was under way. Both stock and bond investors sold a wide variety of assets in favor of safer U.S. Treasuries and sovereign debt of other developed nations. Most corporate bonds and asset-backed securities (those not backed or guaranteed by governments) plummeted in price. This decline in price was global in nature and led to difficult trading conditions for several months.

In the United States, the federal government and Federal Reserve took unprecedented steps to shore up the financial system. A bank rescue plan was created in October, and augmented by the new administration at the start of 2009. The Federal Reserve took its benchmark interest rate to a range of 0% to 0.25%, effectively providing liquidity to banks at no cost. The Fed is working with the government on plans to purchase bad assets from financial institutions. In addition, the new administration won Congressional approval for a $700 billion economic stimulus package in February.

In Europe and Asia, similar measures were undertaken, with a number of developed and emerging market countries introducing their own stimulus packages. While countries like Ireland, Spain and the United Kingdom experienced problems similar to those of the United States in their real estate markets and banking systems, countries like Germany, Japan and several other Asian countries saw very sharp falls in their exports to the rest of the world.

Currencies detracted from the fund’s returns, with the exception of the Japanese yen, which remained firm throughout the first six months of the fund’s fiscal year. In a period of unprecedented market volatility, demand for the U.S. dollar rose as U.S. investors sought the relative safety of domestic markets, while indebted institutional investors worldwide sought dollars to repay loans.

What this means for the bond market
While the debate continues over how much these extraordinary efforts will help stem the tide of the current recession, the bond markets appear to have stabilized for the time being. The spread between U.S. Treasury yields and corporate bond yields, once near historic highs, has narrowed modestly over the last three months, and previously frozen markets have started to thaw as investors’ appetite for risk has returned.

The fund benefited from its holdings in sovereign debt, which make up 59.6% of the portfolio. However, these gains were outweighed by the fund’s corporate bond holdings, which make up 21.9% of the fund. As we mentioned above, the volatile currency market ultimately detracted from returns.

Global positioning
It is difficult to predict when the world’s stock and credit markets will see a turnaround. There have been a handful of positive signs in recent weeks, but the depth and severity of the downturn in some sectors of the bond market, combined with spotty liquidity, calls for continued caution. In the short term, the remainder of the fund’s fiscal year could include more volatility in prices and currencies.

Nonetheless, we believe in the value of our research to help identify investments with the greatest potential for long-term appreciation. The fund also continues to benefit from its diversity, both in terms of asset classes and geography. We continue to have the flexibility to act decisively in difficult markets, taking advantage of currency fluctuations and interest rate differentials that we believe will aid our shareholders. As of March 31, 2009, the fund was invested in more than 420 issuers denominated in 24 currencies from 48 countries as part of its total return objective.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Mark H. Dalzell

Mark H. Dalzell
President

May 13, 2009

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of April 30, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 3.91%. The fund’s distribution rate for Class A shares as of that date was 4.27%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Other share class results

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns			Life
for periods ended March 31, 2009:	1 year	5 years	of class

Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	−13.86%	2.36%	5.68%
Not reflecting CDSC	−9.49	2.70	5.68

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	−10.39	2.66	5.97
Not reflecting CDSC	−9.52	2.66	5.97

Class F-1 shares[2] — first sold 3/16/01
Not reflecting annual asset-based fee charged by
sponsoring firm	−8.78	3.50	6.88

Class F-2 shares[2] — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	—	—	−7.10	[3]

Class 529-A shares[4] — first sold 2/15/02
Reflecting 3.75% maximum sales charge	−12.22	2.67	7.00
Not reflecting maximum sales charge	−8.82	3.46	7.57

Class 529-B shares[1,4] — first sold 2/25/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	−13.95	2.22	6.70
Not reflecting CDSC	−9.58	2.56	6.70

Class 529-C shares[4] — first sold 2/28/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	−10.44	2.58	6.72
Not reflecting CDSC	−9.57	2.58	6.72

Class 529-E shares[2,4] — first sold 5/16/02	−9.10	3.11	7.02

Class 529-F-1 shares[2,4] — first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	−8.64	3.58	7.03

[1]These shares are no longer available for purchase.
[2]These shares are sold without any initial or contingent deferred sales charge.
[3]Results are cumulative total returns; they are not annualized.
[4]Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 30 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Portfolio summary, March 31, 2009
unaudited

[begin pie chart]
Portfolio by type of security (as a percent of net assets)

Bonds & notes of governments & government agencies outside the U.S.	47.2%
Mortgage- and asset-backed obligations	14.5
Corporate bonds & notes of issuers outside the U.S.	13.9
U.S. Treasury bonds & notes	10.4
U.S. corporate bonds & notes	8.0
Bonds & notes of U.S. government agencies	2.0
Other securities	0.6
Short-term securities & other assets less liabilities	3.4
[end pie chart]

Where the fund’s assets are invested…
…and how those markets have done over the past six months
as of March 31, 2009

	Capital World Bond Fund				Bond market total returns[1] six months ended March 31, 2009

Currency weighting	Before forward		After forward		In local		In U.S.
by country:	contracts		contracts		currency		dollars

United States[2]	41.2%		45.4%		4.7%		4.7%
EMU[3]	33.0		26.7		5.2		−0.4
Japan	8.8		13.2		1.7		9.4
United Kingdom	3.6		2.5		4.2		−16.5
Denmark	2.3		2.3		6.3		0.9
Mexico	2.1		1.8		6.7		−15.8
Sweden	1.6		1.2		8.5		−8.9
Australia	1.4		1.5		8.4		−5.0
South Korea	1.1		1.1		5.9		−7.0
Singapore	0.8		0.8		6.0		−0.3
Israel	0.8		0.2		—	[4]	—	[4]
Turkey	0.7		0.7		16.3	[5]	−11.6	[5]
Brazil	0.5		0.5		15.6	[5]	−3.2	[5]
Egypt	0.5		0.5		7.5	[5]	4.2	[5]
Poland	0.5		0.5		2.5		−29.7
Canada	0.4		0.4		6.0		−10.3
Malaysia	0.4		0.4		5.6		−0.2
Norway	0.2		0.2		7.6		−5.9
Hungary	0.1		0.1		−7.6		−30.3
South Africa	—	[6]	—	[6]	7.0		−6.2
Argentina	—	[6]	—	[6]	−42.5	[5]	−51.6	[5]
Colombia	—	[6]	—	[6]	14.0	[5]	−2.4	[5]
Dominican Republic	—	[6]	—	[6]	—	[4]	—	[4]
Uruguay	—	[6]	—	[6]	—	[4]	—	[4]

[1]Source: Barclays Capital Global Aggregate Bond Index (formerly Lehman Brothers Global Aggregate Bond Index).
[2]Includes U.S. dollar-denominated bonds of other countries, totaling 9.9%.

[3]European Monetary Union consists of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated bonds include corporate and European government debt.

[4]This market is not included in the Barclays Capital Global Aggregate Bond Index (formerly Lehman Brothers Global Aggregate Bond Index) or the JP Morgan GBI–EM Broad Diversified Index.
[5]Source: JP Morgan GBI–EM Broad Diversified Index.
[6]Amount less than 0.1%.

Summary investment portfolio, March 31, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 96.02%	(000)	(000)	assets

Euros - 32.87%
German Government:
5.25% 2011	€27,709	US$39,335
5.00% 2012	42,115	61,409
3.75% 2013	43,850	62,006
4.50% 2013	71,156	102,886
4.25% 2014	83,945	122,136
3.50% 2016	31,505	44,023
Series 6, 4.00% 2016	98,390	141,201
3.75% 2017	54,105	76,498
4.25% 2017	97,300	142,212
Series 7, 4.00% 2018	115,715	166,840
Series 8, 4.25% 2018	47,005	69,119
6.25% 2024	65,311	110,604
6.25% 2030	26,090	44,908
5.50% 2031	42,050	66,945
1.50%-4.75% 2016-2034 (1) (2)	12,501	17,980	15.48%
French Government:
B.T.A.N. Eurobond 4.50% 2013	50,000	71,887
O.A.T. Eurobond 4.00% 2018	46,685	64,422
O.A.T. Eurobond 6.00% 2025	37,065	60,583
O.A.T. Eurobond 0%-4.75% 2012-2035 (1) (2)	32,710	45,090	2.95
Netherlands Government Eurobond:
4.25% 2013	36,690	51,989
4.50% 2017	37,665	53,572
4.00% 2019	31,260	42,541
4.00% 2011-2018	31,685	43,631	2.34
Deutsche Genossenschaftsbank-Hypothekenbank AG:
4.00% 2016 (3)	60,700	81,538
4.50% 2013 (3)	25,500	35,523	1.43
KfW:
4.375% 2013	42,625	59,694
4.375% 2018	26,250	36,156	1.17
Dexia Municipal Agency:
4.50% 2017 (3)	60,925	80,058
3.50% 2009 (3)	1,428	1,904	1.00
Other securities		697,065	8.50
		2,693,755	32.87

Japanese yen - 8.83%
Japanese Government:
1.80% 2010	¥4,230,000	43,367
1.30% 2011	6,931,700	71,388
1.50% 2014	15,725,500	164,616
1.70% 2016	14,803,700	157,012
1.20% 2017 (1) (2)	8,665,000	75,009
1.70% 2017	7,770,250	82,131
0.50%-2.40% 2011-2038 (1) (2)	11,417,900	114,787	8.64
KfW International Finance Inc. 1.75% 2010	100,000	1,021
KfW 1.35% 2014	716,000	7,187	.10
Other securities		7,134	.09
		723,652	8.83

British pounds - 3.55%
United Kingdom:
4.75% 2020	£45,835	74,114
2.50%-8.75% 2009-2055 (1)	109,745	196,498	3.30
Other securities		19,997	.25
		290,609	3.55

Danish kroner - 2.30%
Nykredit:
5.00% 2038 (3)	DKr 374,794	64,924
6.00% 2038 (3)	215,739	38,690
4.00%-6.00% 2035-2041 (3)	367,721	63,457	2.04
Other securities		21,492	.26
		188,563	2.30

Mexican pesos - 2.07%
United Mexican States Government:
Series M10, 7.25% 2016	MXN 725,000	49,994
7.50%-10.00% 2012-2036	1,567,963	119,154	2.06
Other securities		828	.01
		169,976	2.07

Swedish kronor - 1.64%
Swedish Government:
4.50% 2015	SKr 302,025	40,949
4.00%-6.75% 2011-2020 (3)	555,370	73,509	1.40
Other securities		19,644	.24
		134,102	1.64

Australian dollars - 1.43%
Queensland Treasury Corp.:
Series 15, 6.00% 2015	$ A 54,510	39,850
Series 17, 6.00% 2017	80,100	58,434	1.20
Other securities		19,029	.23
		117,313	1.43

South korean won - 1.06%
South Korean Government 4.25%-5.75% 2010-2017	KRW 117,885,470	87,028	1.06

Singapore dollars - 0.79%
Singapore (Republic of) 3.125% 2011	$ S 54,310	37,337	.46
Other securities		27,369	.33
		64,706	.79

Israeli shekels - 0.75%
Other securities		61,823	.75

New turkish liras - 0.67%
Other securities		54,590	.67

Brazilian reais - 0.53%
Other securities		43,260	.53

U.S. dollars - 37.36%
U.S. Treasury:
2.00% 2014 (1) (2)	US$ 37,885	44,716
5.125% 2016	98,000	116,934
7.50% 2016	61,850	83,154
2.375% 2017 (1) (2)	35,870	40,002
3.50% 2018	50,980	54,724
3.75% 2018	52,730	57,500
3.875% 2018	68,405	75,486
7.875% 2021	28,000	40,687
1.375%-8.875% 2010-2039 (1) (2)	292,735	334,044	10.34
Fannie Mae:
5.25% 2012	62,424	65,418
0%-10.132% 2011-2048 (2) (3) (4)	416,257	432,579	6.08
Freddie Mac 0%-6.50% 2010-2039 (3) (4)	200,404	206,459	2.52
United Mexican States Government Global 5.875%-6.375% 2013-2040	9,921	10,221	.12
Other securities		1,499,598	18.30
		3,061,522	37.36

Other currencies - 2.17%
Polish Government 5.25% 2013	PLN 141,250	39,504	.48
Other securities		137,939	1.69
		177,443	2.17

Total bonds & notes (cost: $8,275,128,000)		7,868,342	96.02

			Percent
		Value	of net
Preferred securities - 0.59%	Shares	(000)	assets

Other currencies - 0.59%
Fannie Mae, Series O, 7.00% (4) (5)	94,253	89	.00
Freddie Mac, Series Z, 8.375%	91,700	50	.00
Other securities		48,217	.59

Total preferred securities (cost: $121,511,000)		48,356	.59

			Percent
		Value	of net
Common stocks - 0.00%		(000)	assets

U.S. dollars - 0.00%
Other securities		- *	.00

Total common stocks (cost: $0)		- *	.00

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

U.S. dollars - 0.00%
Other securities		- *	.00

Total warrants (cost: $52,000)		- *	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 1.90%	(000)	(000)	assets

U.S. Treasury Bills 0.27%-0.39% due 4/9-8/6/2009	US$ 61,700	61,653	.75
Federal Home Loan Bank 0.56% due 10/19/2009	50,000	49,825	.61
Other securities		43,992	.54

Total short-term securities (cost: $155,465,000)		155,470	1.90

Total investment securities (cost: $8,552,156,000)		8,072,168	98.51
Other assets less liabilities		121,948	1.49

Net assets		US$8,194,116	100.00%

*Amount less than one thousand.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities , including those in "Other securities," was $492,702,000, which represented 6.01% of the net assets of the fund.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $422,929,000, which represented 5.16% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $8,552,156)		$8,072,168
Cash		5,366
Unrealized appreciation on open forward currency contracts		5,904
Receivables for:
Sales of investments	$161,623
Sales of fund's shares	14,519
Interest	127,206	303,348
		8,386,786
Liabilities:
Unrealized depreciation on open forward currency contracts		29,190
Payables for:
Purchases of investments	135,553
Repurchases of fund's shares	21,031
Investment advisory services	3,227
Services provided by affiliates	3,423
Directors' deferred compensation	71
Other	175	163,480
Net assets at March 31, 2009		$8,194,116

Net assets consist of:
Capital paid in on shares of capital stock		$8,970,817
Undistributed net investment income		30,251
Accumulated net realized loss		(303,241)
Net unrealized depreciation		(503,711)
Net assets at March 31, 2009		$8,194,116

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.001 par value (456,422 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share *
Class A	$5,351,221	297,523	$17.99
Class B	242,865	13,591	17.87
Class C	609,682	34,295	17.78
Class F-1	1,102,070	61,573	17.90
Class F-2	84,451	4,699	17.97
Class 529-A	159,632	8,854	18.03
Class 529-B	17,613	983	17.92
Class 529-C	82,014	4,582	17.90
Class 529-E	9,126	509	17.94
Class 529-F-1	13,843	771	17.95
Class R-1	13,705	767	17.88
Class R-2	105,447	5,898	17.88
Class R-3	119,289	6,640	17.97
Class R-4	70,551	3,924	17.98
Class R-5	212,607	11,813	18.00

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $18.69 and $18.73, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2009	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $569)		$212,357

Fees and expenses*:
Investment advisory services	$19,799
Distribution services	12,544
Transfer agent services	4,491
Administrative services	2,453
Reports to shareholders	493
Registration statement and prospectus	428
Directors' compensation	9
Auditing and legal	18
Custodian	575
State and local taxes	119
Other	393
Total fees and expenses before reimbursements/waivers	41,322
Less reimbursements/waivers of fees and expenses:
Investment advisory services	1,013
Administrative services	83
Total fees and expenses after reimbursements/waivers		40,226
Net investment income		172,131

Net realized loss and unrealized depreciation on investments and currency:
Net realized (loss) gain on:
Investments	(348,553)
Currency transactions	117,925	(230,628)
Net unrealized depreciation on:
Investments	(72,146)
Currency translations	(41,184)	(113,330)
Net realized loss and unrealized depreciation on investments and currency		(343,958)
Net decrease in net assets resulting from operations		$(171,827)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended March 31,	Year ended September 30,
	2009*	2008
Operations:
Net investment income	$172,131	$346,883
Net realized loss on investments and currency transactions	(230,628)	(1,904)
Net unrealized depreciation on investments and currency translations	(113,330)	(632,333)
Net decrease in net assets resulting from operations	(171,827)	(287,354)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(291,722)	(362,769)
Distributions from net realized gain on investments	-	(19,100)
Total dividends and distributions paid to shareholders	(291,722)	(381,869)

Net capital share transactions	(913,675)	4,681,244

Total (decrease) increase in net assets	(1,377,224)	4,012,021

Net assets:
Beginning of period	9,571,340	5,559,319
End of period (including undistributed
net investment income: $30,251 and $149,842, respectively)	$8,194,116	$9,571,340

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                 unaudited

1. Organization and significant accounting policies

Organization – Capital World Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

The fund has 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B *	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

* Effective April 21, 2009, Classes B and 529-B will not be available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”).  Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statement of assets and liabilities.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The values of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the values of the fund’s securities denominated in such currencies would generally depreciate and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable on these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$177,980
Capital loss carryforward expiring in 2016*	(1,821)
Post-October capital loss deferrals (realized during the period November 1, 2007, through September 30, 2008)†	(64,255)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

†These deferrals are considered incurred in the subsequent year.

As of March 31, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$227,817
Gross unrealized depreciation on investment securities	(729,050)
Net unrealized depreciation on investment securities	(501,233)
Cost of investment securities	8,573,401

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2009
Share class	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$194,341	-	$194,341
Class B	7,425	-	7,425
Class C	18,564	-	18,564
Class F-1	43,419	-	43,419
Class F-2	2,071	-	2,071
Class 529-A	5,395	-	5,395
Class 529-B	492	-	492
Class 529-C	2,294	-	2,294
Class 529-E	279	-	279
Class 529-F-1	478	-	478
Class R-1	411	-	411
Class R-2	2,943	-	2,943
Class R-3	3,713	-	3,713
Class R-4	2,354	-	2,354
Class R-5	7,543	-	7,543
Total	$291,722	-	$291,722

	Year ended September 30, 2008
Share class	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$235,401	$12,162	$247,563
Class B	8,838	512	9,350
Class C	23,472	1,387	24,859
Class F-1	65,852	3,447	69,299
Class F-2*	-	-	-
Class 529-A	5,828	306	6,134
Class 529-B	552	35	587
Class 529-C	2,466	152	2,618
Class 529-E	309	17	326
Class 529-F-1	582	30	612
Class R-1	518	31	549
Class R-2	3,521	216	3,737
Class R-3	4,367	241	4,608
Class R-4	2,267	116	2,383
Class R-5	8,796	448	9,244
Total	$362,769	$19,100	$381,869

* Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provided for monthly fees accrued daily. At the beginning of the year, these fees were based on a declining series of annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.410% on such assets in excess of $6 billion. The board of directors approved an amended agreement effective November 1, 2008, decreasing the annual rate on assets in excess of $10 billion from a rate of 0.410% to a rate of 0.380%. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended March 31, 2009, total investment advisory services fees waived by CRMC were $1,013,000. As a result, the fee shown on the accompanying financial statements of $19,799,000, which was equivalent to an annualized rate of 0.464%, was reduced to $18,786,000, or 0.440% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes, except Classes F-2 and R-5, may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2009, the total administrative services fees paid by CRMC were $83,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended March 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$5,012	$4,284	Not applicable	Not applicable	Not applicable
Class B	1,289	207	Not applicable	Not applicable	Not applicable
Class C	3,219	Included in administrative services	$483	$90	Not applicable
Class F-1	1,555		803	101	Not applicable
Class F-2	Not applicable		38	3	Not applicable
Class 529-A	132		88	16	$79
Class 529-B	87		10	4	9
Class 529-C	405		46	13	40
Class 529-E	22		5	1	7
Class 529-F-1	-		8	1	4
Class R-1	70		7	6	Not applicable
Class R-2	382		75	219	Not applicable
Class R-3	287		82	58	Not applicable
Class R-4	84		45	5	Not applicable
Class R-5	Not applicable		102	5	Not applicable
Total	$12,544	$4,491	$1,792	$522	$139

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $9,000, shown on the accompanying financial statements, includes $41,000 in current fees (either paid in cash or deferred) and a net decrease of $32,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

	Investment securities	Forward currency contracts
Level 1 – Quoted prices	$-
Level 2 – Other significant observable inputs	8,064,992	$(23,286	) (*)
Level 3 – Significant unobservable inputs	7,176
Total	$8,072,168

(*) Forward currency contracts are not included in the summary investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 10/1/2008	$-
Net sales	(875)
Net realized loss (†)	(971)
Net unrealized appreciation (†)	1,226
Net transfers into Level 3	7,796
Ending value at 3/31/2009	$7,176

Net unrealized appreciation during the period on Level 3 investment securities held at 3/31/2009 (†)	$240

(†) Net realized loss and net unrealized appreciation are included in the related amounts on investments in the statement of operations.

6. Forward currency contracts

As of March 31, 2009, the fund had open forward currency contracts to purchase or sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at March 31, 2009

				Unrealized
				appreciation
	Receive	Deliver	Amount	(depreciation)

Purchases:

Australian dollars
expiring 4/17/2009	$ A80,159	US$55,250	US$55,654	US$404

British pounds
expiring 4/7/2009	£31,328	45,322	44,889	(433)

Euros
expiring 4/7 to 5/4/2009	€72,480	96,117	96,161	44

Japanese yen
expiring 4/6 to 4/30/2009	¥37,215,070	384,344	376,097	(8,247)

			572,801	(8,232)
Sales:

Australian dollars
expiring 4/9 to 4/14/2009	US$47,671	$ A73,130	50,802	(3,131)

British pounds
expiring 4/6 to 4/21/2009	128,803	£91,010	130,408	(1,605)

Euros
expiring 4/3 to 5/4/2009	608,027	€466,510	618,932	(10,905)

Israeli shekels
expiring 4/8 to 5/4/2009	47,761	ILS 195,048	46,267	1,494

Japanese yen
expiring 4/7/2009	18,552	¥1,830,000	18,494	58

Mexican pesos
expiring 4/8 to 4/16/2009	19,256	MXN283,750	19,991	(735)

Swedish kronor
expiring 4/7 to 4/21/2009	33,116	SKr274,810	33,346	(230)

			918,240	(15,054)

Forward currency contracts - net				US$(23,286)

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2009
Class A	$717,577	39,523	$180,734	9,745	$(1,434,774)	(79,553)	$(536,463)	(30,285)
Class B	36,822	2,033	6,815	370	(78,317)	(4,371)	(34,680)	(1,968)
Class C	79,542	4,429	16,971	925	(181,917)	(10,219)	(85,404)	(4,865)
Class F-1	184,417	10,220	35,933	1,946	(568,504)	(31,550)	(348,154)	(19,384)
Class F-2	75,530	4,147	1,530	83	(18,561)	(1,032)	58,499	3,198
Class 529-A	22,808	1,255	5,391	290	(19,308)	(1,063)	8,891	482
Class 529-B	2,278	126	492	27	(2,036)	(113)	734	40
Class 529-C	12,476	691	2,293	124	(11,672)	(648)	3,097	167
Class 529-E	2,077	114	279	15	(1,370)	(76)	986	53
Class 529-F-1	2,768	153	477	25	(2,488)	(138)	757	40
Class R-1	2,806	156	409	22	(4,898)	(275)	(1,683)	(97)
Class R-2	27,801	1,542	2,940	159	(25,302)	(1,407)	5,439	294
Class R-3	29,710	1,642	3,701	200	(30,764)	(1,706)	2,647	136
Class R-4	23,076	1,275	2,352	127	(22,467)	(1,244)	2,961	158
Class R-5	41,695	2,291	7,078	381	(40,075)	(2,210)	8,698	462
Total net increase
(decrease)	$1,261,383	69,597	$267,395	14,439	$(2,442,453)	(135,605)	$(913,675)	(51,569)

Year ended September 30, 2008
Class A	$4,041,914	200,431	$228,151	11,529	$(1,218,402)	(61,137)	$3,051,663	150,823
Class B	215,414	10,757	8,372	426	(67,535)	(3,403)	156,251	7,780
Class C	545,918	27,388	22,668	1,159	(186,438)	(9,479)	382,148	19,068
Class F-1	1,022,604	50,910	56,994	2,895	(426,819)	(21,520)	652,779	32,285
Class F-2†	30,201	1,537	-	-	(703)	(36)	29,498	1,501
Class 529-A	83,422	4,137	6,134	309	(13,928)	(693)	75,628	3,753
Class 529-B	8,809	439	586	30	(1,208)	(61)	8,187	408
Class 529-C	48,220	2,409	2,618	133	(7,703)	(387)	43,135	2,155
Class 529-E	4,540	226	326	16	(826)	(41)	4,040	201
Class 529-F-1	6,829	339	611	31	(1,363)	(68)	6,077	302
Class R-1	12,989	648	547	28	(4,595)	(231)	8,941	445
Class R-2	70,026	3,498	3,737	190	(26,493)	(1,332)	47,270	2,356
Class R-3	99,984	4,973	4,602	233	(46,756)	(2,340)	57,830	2,866
Class R-4	56,681	2,829	2,383	120	(15,566)	(776)	43,498	2,173
Class R-5	162,396	8,049	8,974	453	(57,071)	(2,835)	114,299	5,667
Total net increase
(decrease)	$6,409,947	318,570	$346,703	17,552	$(2,075,406)	(104,339)	$4,681,244	231,783

(*) Includes exchanges between share classes of the fund.
(†) Class F-2 was offered beginning August 1, 2008.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,780,385,000 and $3,565,391,000, respectively, during the six months ended March 31, 2009.

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 3/31/2009(5)	$18.88	$.37	$(.63)	$(.26)	$(.63)	$-	$(.63)	$17.99	(1.44)%	$5,351	.85	%(6)	.82	%(6)	4.15	%(6)
	Year ended 9/30/2008	20.17	.87	(1.05)	(.18)	(1.05)	(.06)	(1.11)	18.88	(1.06)	6,190	.90		.86		4.31
	Year ended 9/30/2007	18.93	.84	1.04	1.88	(.64)	-	(.64)	20.17	10.14	3,569	.98		.93		4.32
	Year ended 9/30/2006	19.34	.78	(.23)	.55	(.74)	(.22)	(.96)	18.93	3.05	2,246	.96		.91		4.19
	Year ended 9/30/2005	19.02	.74	.50	1.24	(.82)	(.10)	(.92)	19.34	6.54	1,907	.98		.93		3.76
	Year ended 9/30/2004	18.37	.69	.74	1.43	(.78)	-	(.78)	19.02	7.96	1,166	1.03		1.02		3.74

Class B:	Six months ended 3/31/2009(5)	18.73	.30	(.64)	(.34)	(.52)	-	(.52)	17.87	(1.89)	243	1.67	(6)	1.65	(6)	3.32	(6)
	Year ended 9/30/2008	20.02	.71	(1.03)	(.32)	(.91)	(.06)	(.97)	18.73	(1.78)	291	1.64		1.60		3.56
	Year ended 9/30/2007	18.79	.69	1.04	1.73	(.50)	-	(.50)	20.02	9.38	156	1.71		1.66		3.59
	Year ended 9/30/2006	19.21	.63	(.23)	.40	(.60)	(.22)	(.82)	18.79	2.22	119	1.74		1.68		3.41
	Year ended 9/30/2005	18.90	.58	.51	1.09	(.68)	(.10)	(.78)	19.21	5.75	111	1.74		1.70		2.99
	Year ended 9/30/2004	18.27	.55	.73	1.28	(.65)	-	(.65)	18.90	7.12	78	1.77		1.77		3.00

Class C:	Six months ended 3/31/2009(5)	18.63	.29	(.63)	(.34)	(.51)	-	(.51)	17.78	(1.87)	610	1.69	(6)	1.67	(6)	3.31	(6)
	Year ended 9/30/2008	19.92	.70	(1.03)	(.33)	(.90)	(.06)	(.96)	18.63	(1.81)	730	1.69		1.64		3.52
	Year ended 9/30/2007	18.71	.68	1.03	1.71	(.50)	-	(.50)	19.92	9.31	400	1.74		1.69		3.56
	Year ended 9/30/2006	19.13	.62	(.23)	.39	(.59)	(.22)	(.81)	18.71	2.21	243	1.78		1.72		3.38
	Year ended 9/30/2005	18.84	.57	.50	1.07	(.68)	(.10)	(.78)	19.13	5.66	204	1.78		1.74		2.96
	Year ended 9/30/2004	18.22	.54	.73	1.27	(.65)	-	(.65)	18.84	7.11	110	1.82		1.82		2.95

Class F-1:	Six months ended 3/31/2009(5)	18.79	.37	(.64)	(.27)	(.62)	-	(.62)	17.90	(1.48)	1,102	.90	(6)	.87	(6)	4.11	(6)
	Year ended 9/30/2008	20.08	.87	(1.05)	(.18)	(1.05)	(.06)	(1.11)	18.79	(1.03)	1,521	.89		.84		4.33
	Year ended 9/30/2007	18.85	.85	1.03	1.88	(.65)	-	(.65)	20.08	10.18	977	.92		.87		4.38
	Year ended 9/30/2006	19.26	.78	(.23)	.55	(.74)	(.22)	(.96)	18.85	3.07	555	.95		.89		4.22
	Year ended 9/30/2005	18.95	.73	.50	1.23	(.82)	(.10)	(.92)	19.26	6.51	388	.99		.95		3.75
	Year ended 9/30/2004	18.31	.69	.73	1.42	(.78)	-	(.78)	18.95	7.94	186	1.05		1.04		3.73

Class F-2:	Six months ended 3/31/2009(5)	18.89	.39	(.64)	(.25)	(.67)	-	(.67)	17.97	(1.40)	84	.65	(6)	.64	(6)	4.26	(6)
	Period from 8/1/2008 to 9/30/2008	20.05	.13	(1.29)	(1.16)	-	-	-	18.89	(5.79)	28	.11		.10		.71

Class 529-A:	Six months ended 3/31/2009(5)	18.93	.37	(.64)	(.27)	(.63)	-	(.63)	18.03	(1.51)	160	.91	(6)	.89	(6)	4.08	(6)
	Year ended 9/30/2008	20.21	.86	(1.04)	(.18)	(1.04)	(.06)	(1.10)	18.93	(1.03)	158	.93		.88		4.29
	Year ended 9/30/2007	18.97	.83	1.04	1.87	(.63)	-	(.63)	20.21	10.09	93	1.00		.95		4.30
	Year ended 9/30/2006	19.38	.78	(.23)	.55	(.74)	(.22)	(.96)	18.97	3.02	57	.99		.94		4.18
	Year ended 9/30/2005	19.07	.73	.50	1.23	(.82)	(.10)	(.92)	19.38	6.51	39	1.02		.97		3.72
	Year ended 9/30/2004	18.41	.69	.74	1.43	(.77)	-	(.77)	19.07	7.89	21	1.07		1.06		3.71

Class 529-B:	Six months ended 3/31/2009(5)	18.78	.29	(.64)	(.35)	(.51)	-	(.51)	17.92	(1.93)	18	1.76	(6)	1.74	(6)	3.23	(6)
	Year ended 9/30/2008	20.07	.69	(1.04)	(.35)	(.88)	(.06)	(.94)	18.78	(1.91)	18	1.76		1.71		3.46
	Year ended 9/30/2007	18.84	.67	1.04	1.71	(.48)	-	(.48)	20.07	9.25	11	1.82		1.77		3.47
	Year ended 9/30/2006	19.26	.61	(.23)	.38	(.58)	(.22)	(.80)	18.84	2.10	8	1.86		1.81		3.29
	Year ended 9/30/2005	18.95	.55	.51	1.06	(.65)	(.10)	(.75)	19.26	5.55	7	1.90		1.86		2.83
	Year ended 9/30/2004	18.32	.52	.73	1.25	(.62)	-	(.62)	18.95	6.95	4	1.96		1.95		2.81

Class 529-C:	Six months ended 3/31/2009(5)	18.76	.29	(.64)	(.35)	(.51)	-	(.51)	17.90	(1.92)	82	1.76	(6)	1.73	(6)	3.24	(6)
	Year ended 9/30/2008	20.05	.69	(1.03)	(.34)	(.89)	(.06)	(.95)	18.76	(1.87)	83	1.75		1.70		3.47
	Year ended 9/30/2007	18.83	.67	1.04	1.71	(.49)	-	(.49)	20.05	9.23	45	1.81		1.76		3.49
	Year ended 9/30/2006	19.25	.62	(.24)	.38	(.58)	(.22)	(.80)	18.83	2.14	27	1.84		1.79		3.32
	Year ended 9/30/2005	18.94	.56	.51	1.07	(.66)	(.10)	(.76)	19.25	5.60	19	1.88		1.84		2.85
	Year ended 9/30/2004	18.32	.52	.73	1.25	(.63)	-	(.63)	18.94	6.94	11	1.94		1.93		2.84

Class 529-E:	Six months ended 3/31/2009(5)	18.82	.34	(.64)	(.30)	(.58)	-	(.58)	17.94	(1.65)	9	1.25	(6)	1.22	(6)	3.74	(6)
	Year ended 9/30/2008	20.11	.80	(1.05)	(.25)	(.98)	(.06)	(1.04)	18.82	(1.38)	9	1.24		1.19		3.98
	Year ended 9/30/2007	18.88	.77	1.04	1.81	(.58)	-	(.58)	20.11	9.77	5	1.30		1.25		4.00
	Year ended 9/30/2006	19.30	.72	(.24)	.48	(.68)	(.22)	(.90)	18.88	2.64	3	1.32		1.27		3.84
	Year ended 9/30/2005	18.99	.66	.51	1.17	(.76)	(.10)	(.86)	19.30	6.13	2	1.36		1.31		3.39
	Year ended 9/30/2004	18.35	.62	.73	1.35	(.71)	-	(.71)	18.99	7.53	1	1.41		1.40		3.36

Class 529-F-1:	Six months ended 3/31/2009(5)	$18.85	$.38	$(.63)	$(.25)	$(.65)	$-	$(.65)	$17.95	(1.40)%	$14	.75	%(6)	.73	%(6)	4.24	%(6)
	Year ended 9/30/2008	20.14	.90	(1.05)	(.15)	(1.08)	(.06)	(1.14)	18.85	(.89)	14	.73		.69		4.49
	Year ended 9/30/2007	18.90	.87	1.04	1.91	(.67)	-	(.67)	20.14	10.33	9	.80		.75		4.51
	Year ended 9/30/2006	19.31	.81	(.23)	.58	(.77)	(.22)	(.99)	18.90	3.19	4	.82		.77		4.35
	Year ended 9/30/2005	18.98	.73	.51	1.24	(.81)	(.10)	(.91)	19.31	6.52	3	.99		.95		3.75
	Year ended 9/30/2004	18.36	.67	.72	1.39	(.77)	-	(.77)	18.98	7.72	2	1.16		1.15		3.62

Class R-1:	Six months ended 3/31/2009(5)	18.74	.30	(.64)	(.34)	(.52)	-	(.52)	17.88	(1.89)	14	1.69	(6)	1.66	(6)	3.31	(6)
	Year ended 9/30/2008	20.03	.71	(1.03)	(.32)	(.91)	(.06)	(.97)	18.74	(1.77)	16	1.67		1.62		3.55
	Year ended 9/30/2007	18.82	.68	1.04	1.72	(.51)	-	(.51)	20.03	9.30	9	1.78		1.71		3.56
	Year ended 9/30/2006	19.24	.63	(.23)	.40	(.60)	(.22)	(.82)	18.82	2.22	3	1.83		1.71		3.40
	Year ended 9/30/2005	18.96	.58	.49	1.07	(.69)	(.10)	(.79)	19.24	5.60	2	1.85		1.73		2.97
	Year ended 9/30/2004	18.32	.55	.74	1.29	(.65)	-	(.65)	18.96	7.14	1	1.95		1.82		2.94

Class R-2:	Six months ended 3/31/2009(5)	18.74	.30	(.64)	(.34)	(.52)	-	(.52)	17.88	(1.87)	105	1.83	(6)	1.65	(6)	3.32	(6)
	Year ended 9/30/2008	20.03	.71	(1.04)	(.33)	(.90)	(.06)	(.96)	18.74	(1.81)	105	1.81		1.63		3.55
	Year ended 9/30/2007	18.81	.69	1.04	1.73	(.51)	-	(.51)	20.03	9.34	65	1.96		1.67		3.58
	Year ended 9/30/2006	19.23	.64	(.23)	.41	(.61)	(.22)	(.83)	18.81	2.26	41	2.18		1.70		3.42
	Year ended 9/30/2005	18.94	.58	.50	1.08	(.69)	(.10)	(.79)	19.23	5.68	26	2.23		1.71		2.99
	Year ended 9/30/2004	18.32	.55	.74	1.29	(.67)	-	(.67)	18.94	7.18	11	2.51		1.78		2.99

Class R-3:	Six months ended 3/31/2009(5)	18.85	.34	(.64)	(.30)	(.58)	-	(.58)	17.97	(1.66)	119	1.25	(6)	1.22	(6)	3.75	(6)
	Year ended 9/30/2008	20.13	.80	(1.04)	(.24)	(.98)	(.06)	(1.04)	18.85	(1.33)	122	1.24		1.19		3.98
	Year ended 9/30/2007	18.90	.77	1.04	1.81	(.58)	-	(.58)	20.13	9.74	73	1.31		1.26		4.00
	Year ended 9/30/2006	19.32	.71	(.23)	.48	(.68)	(.22)	(.90)	18.90	2.68	41	1.32		1.27		3.82
	Year ended 9/30/2005	18.99	.66	.50	1.16	(.73)	(.10)	(.83)	19.32	6.07	43	1.36		1.32		3.37
	Year ended 9/30/2004	18.32	.63	.75	1.38	(.71)	-	(.71)	18.99	7.59	8	1.42		1.40		3.38

Class R-4:	Six months ended 3/31/2009(5)	18.88	.37	(.64)	(.27)	(.63)	-	(.63)	17.98	(1.51)	70	.90	(6)	.88	(6)	4.09	(6)
	Year ended 9/30/2008	20.16	.86	(1.03)	(.17)	(1.05)	(.06)	(1.11)	18.88	(1.01)	71	.91		.86		4.31
	Year ended 9/30/2007	18.92	.84	1.04	1.88	(.64)	-	(.64)	20.16	10.08	32	.98		.93		4.34
	Year ended 9/30/2006	19.34	.78	(.24)	.54	(.74)	(.22)	(.96)	18.92	3.04	17	.99		.94		4.17
	Year ended 9/30/2005	19.03	.74	.50	1.24	(.83)	(.10)	(.93)	19.34	6.51	11	.98		.94		3.77
	Year ended 9/30/2004	18.40	.69	.73	1.42	(.79)	-	(.79)	19.03	7.91	4	1.11		1.05		3.72

Class R-5:	Six months ended 3/31/2009(5)	18.91	.40	(.64)	(.24)	(.67)	-	(.67)	18.00	(1.35)	213	.61	(6)	.58	(6)	4.39	(6)
	Year ended 9/30/2008	20.19	.93	(1.04)	(.11)	(1.11)	(.06)	(1.17)	18.91	(.71)	215	.61		.56		4.62
	Year ended 9/30/2007	18.95	.90	1.03	1.93	(.69)	-	(.69)	20.19	10.43	115	.67		.62		4.65
	Year ended 9/30/2006	19.35	.83	(.22)	.61	(.79)	(.22)	(1.01)	18.95	3.36	62	.69		.64		4.46
	Year ended 9/30/2005	19.04	.79	.50	1.29	(.88)	(.10)	(.98)	19.35	6.78	63	.69		.65		4.04
	Year ended 9/30/2004	18.38	.75	.74	1.49	(.83)	-	(.83)	19.04	8.32	32	.73		.72		4.04

	Six months ended March 31,	Year ended September 30
	2009(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	49%	87%	76%	91%	72%	79%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008, through March 31, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2008	Ending account value 3/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$985.64	$4.06	.82%
Class A -- assumed 5% return	1,000.00	1,020.84	4.13	.82
Class B -- actual return	1,000.00	981.10	8.15	1.65
Class B -- assumed 5% return	1,000.00	1,016.70	8.30	1.65
Class C -- actual return	1,000.00	981.33	8.25	1.67
Class C -- assumed 5% return	1,000.00	1,016.60	8.40	1.67
Class F-1 -- actual return	1,000.00	985.18	4.31	.87
Class F-1 -- assumed 5% return	1,000.00	1,020.59	4.38	.87
Class F-2 -- actual return	1,000.00	986.05	3.17	.64
Class F-2 -- assumed 5% return	1,000.00	1,021.74	3.23	.64
Class 529-A -- actual return	1,000.00	984.85	4.40	.89
Class 529-A -- assumed 5% return	1,000.00	1,020.49	4.48	.89
Class 529-B -- actual return	1,000.00	980.73	8.59	1.74
Class 529-B -- assumed 5% return	1,000.00	1,016.26	8.75	1.74
Class 529-C -- actual return	1,000.00	980.79	8.54	1.73
Class 529-C -- assumed 5% return	1,000.00	1,016.31	8.70	1.73
Class 529-E -- actual return	1,000.00	983.47	6.03	1.22
Class 529-E -- assumed 5% return	1,000.00	1,018.85	6.14	1.22
Class 529-F-1 -- actual return	1,000.00	986.01	3.61	.73
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.29	3.68	.73
Class R-1 -- actual return	1,000.00	981.15	8.20	1.66
Class R-1 -- assumed 5% return	1,000.00	1,016.65	8.35	1.66
Class R-2 -- actual return	1,000.00	981.31	8.15	1.65
Class R-2 -- assumed 5% return	1,000.00	1,016.70	8.30	1.65
Class R-3 -- actual return	1,000.00	983.39	6.03	1.22
Class R-3 -- assumed 5% return	1,000.00	1,018.85	6.14	1.22
Class R-4 -- actual return	1,000.00	984.94	4.35	.88
Class R-4 -- assumed 5% return	1,000.00	1,020.54	4.43	.88
Class R-5 -- actual return	1,000.00	986.51	2.87	.58
Class R-5 -- assumed 5% return	1,000.00	1,022.04	2.92	.58

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete March 31, 2009, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
>Capital World Bond Fund®
   Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
   State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
American Funds Money Market FundSM
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-931-0509P

Litho in USA WG/WG/8098-S16762

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Capital World Bond Fund®
Investment portfolio

March 31, 2009
 unaudited

Bonds & notes — 96.02%	Principal amount (000)	Value (000)

EUROS — 32.87%
German Government 5.25% 2011	€27,709	US$ 39,335
German Government 5.00% 2012	42,115	61,409
German Government 4.50% 2013	71,156	102,886
German Government 3.75% 2013	43,850	62,006
German Government 4.25% 2014	83,945	122,136
German Government 3.50% 2016	31,505	44,023
German Government 1.50% 2016[1,2]	8,228	11,127
German Government, Series 6, 4.00% 2016	98,390	141,201
German Government 3.75% 2017	54,105	76,498
German Government 4.25% 2017	97,300	142,212
German Government, Series 7, 4.00% 2018	115,715	166,840
German Government, Series 8, 4.25% 2018	47,005	69,119
German Government 6.25% 2024	65,311	110,604
German Government 6.25% 2030	26,090	44,908
German Government 5.50% 2031	42,050	66,945
German Government 4.75% 2034	4,660	6,853
French Government O.A.T. Eurobond 3.00% 2012[1,2]	8,007	11,315
French Government B.T.A.N. Eurobond 4.50% 2013	50,000	71,887
French Government O.A.T. Eurobond 4.00% 2018	46,685	64,422
French Government O.A.T. Eurobond Strip Principal 0% 2019	7,500	6,715
French Government O.A.T. Eurobond 2.25% 2020[1,2]	8,288	11,251
French Government O.A.T. Eurobond 6.00% 2025	37,065	60,583
French Government O.A.T. Eurobond 4.75% 2035	10,950	15,809
Netherlands Government Eurobond 4.00% 2011	15,000	20,806
Netherlands Government Eurobond 4.25% 2013	36,690	51,989
Netherlands Government Eurobond 4.50% 2017	37,665	53,572
Netherlands Government Eurobond 4.00% 2018	16,685	22,825
Netherlands Government Eurobond 4.00% 2019	31,260	42,541
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.50% 2013[3]	25,500	35,523
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.00% 2016[3]	60,700	81,538
KfW 4.375% 2013	42,625	59,694
KfW 4.375% 2018	26,250	36,156
Dexia Municipal Agency 3.50% 2009[3]	1,428	1,904
Dexia Municipal Agency 4.50% 2017[3]	60,925	80,058
Belgium (Kingdom of), Series 54, 4.00% 2014	4,330	5,947
Belgium (Kingdom of), Series 43, 4.25% 2014	23,115	32,220
Belgium (Kingdom of), Series 49, 4.00% 2017	24,210	32,586
Royal Bank of Scotland PLC 6.00% 2013	3,460	3,850
Royal Bank of Scotland Group PLC 5.25% 2013	2,250	2,841
Royal Bank of Scotland PLC 4.35% 2017	5,000	4,001
Royal Bank of Scotland PLC 6.934% 2018	17,375	16,134
Royal Bank of Scotland PLC 4.625% 2021[4]	3,000	2,242
Olivetti Finance NV 7.25% 2012	9,830	13,442
Telecom Italia SpA 7.75% 2033	11,790	14,611
Koninklijke KPN NV 6.50% 2016	7,600	10,466
Koninklijke KPN NV 4.75% 2017	13,750	16,910
Schering-Plough Corp. 5.375% 2014	20,525	27,252
Bayerische Hypo- und Vereinsbank AG 6.625% 2010	8,000	10,689
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	750	894
UniCredito Italiano SpA 3.95% 2016	2,000	1,915
UniCredito Italiano SpA, Series 172, 4.125% 2016[4]	460	481
UniCredito Italiano SpA 5.75% 2017	8,500	8,850
UniCredit SpA 6.70% 2018	4,100	3,616
European Investment Bank 4.75% 2017	16,025	22,886
European Investment Bank 4.625% 2020	2,250	3,127
Gaz Capital SA 5.875% 2015	3,250	3,299
Gaz Capital SA 5.875% 2015	10,150	10,302
Gaz Capital SA, Series 13, 6.605% 2018	12,100	11,277
Société Générale 5.625% 2012	2,000	2,737
Société Générale 4.20% 2012	2,000	2,696
Société Générale 5.25% 2013	8,750	12,104
Société Générale 4.875% 2014[4]	2,250	2,777
Société Générale 4.50% 2019[4]	1,640	1,946
Rheinische Hypothekenbank Eurobond 4.50% 2013[3]	15,900	22,029
Bayer AG 5.00% (undated)[4]	22,135	20,593
Finland (Republic of) 5.75% 2011	500	717
Finland (Republic of) 5.375% 2013	6,880	10,124
Finland (Republic of) 3.875% 2017	5,890	8,032
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	1,500	1,831
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	13,900	16,966
Veolia Environnement 4.875% 2013	1,925	2,602
Veolia Environnement 4.375% 2017	5,200	6,227
Veolia Environnement 6.125% 2033	7,915	9,128
Santander Issuances, SA Unipersonal 5.435% 2017[4]	11,500	12,065
Santander Perpetual, SA Unipersonal 4.375% (undated)[4]	5,840	3,934
Northern Rock PLC, Series 7, 4.125% 2017[3]	13,100	15,629
Standard Chartered Bank 5.875% 2017	15,000	15,285
NGG Finance PLC 6.125% 2011	2,000	2,747
National Grid Transco PLC 4.375% 2020	10,850	12,084
PLD International Finance LLC 4.375% 2011	12,750	11,878
Commerzbank AG 6.125% 2011	5,000	6,486
Commerzbank AG, Series 551, 4.125% 2016[4]	4,150	3,229
Commerzbank Aktiengesellschaft 5.625% 2017[4]	1,500	1,306
Resona Bank, Ltd. 3.75% 2015[4]	5,565	5,175
Resona Bank, Ltd. 4.125% (undated)[4]	4,935	2,629
Resona Bank, Ltd 4.125% (undated)[4]	5,820	3,100
Banque Centrale de Tunisie 4.75% 2011	3,100	4,051
Banque Centrale de Tunisie 4.75% 2011	3,750	4,901
Banque Centrale de Tunisie 6.25% 2013	1,350	1,730
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	9,560	9,985
TeliaSonera AB 4.75% 2017	8,150	9,927
Merrill Lynch & Co., Inc. 4.625% 2018	12,725	9,726
BNP Paribas 5.25% 2012	1,810	2,463
BNP Paribas 5.00% 2013	3,770	5,193
BNP Paribas 5.431% 2017	1,490	1,936
Metro Finance BV 4.625% 2011	7,054	9,355
Italian Government 3.75% 2011	6,695	9,175
Polish Government 5.875% 2014	6,750	9,028
GlaxoSmithKline Capital PLC 5.125% 2012	2,500	3,496
GlaxoSmithKline Capital PLC 5.625% 2017	3,500	4,844
Zurich Finance (USA), Inc., Series 8, 4.50% 2014	3,500	4,371
Zurich Finance (USA), Inc., Series 6, 5.75% 2023[4]	3,500	3,741
Bank of Scotland PLC 5.625% 2013	6,100	8,028
Bouygues SA 4.375% 2014	5,945	7,692
Sumitomo Mitsui Banking Corp. 4.375% 2014[4]	2,820	3,367
Sumitomo Mitsui Banking Corp. 4.375% (undated)[4]	5,475	4,015
Barclays Bank PLC 4.50% 2019[4]	7,500	6,748
Saint-Gobain Nederland BV 5.00% 2010	5,000	6,684
France Télécom 7.25% 2013	4,000	5,917
E.ON International Finance BV 5.125% 2012	4,205	5,911
AT&T Inc. 6.125% 2015	4,000	5,543
Volvo Treasury AB 5.00% 2017	5,600	5,239
Croatian Government 5.00% 2014	4,215	5,065
AstraZeneca PLC 4.625% 2010	3,600	4,912
Scottish and Southern Energy PLC 6.125% 2013	3,500	4,870
FCE Bank PLC 7.125% 2012	5,250	4,841
Munich Re Finance BV 6.75% 2023[4]	4,250	4,765
Irish Government 4.40% 2019	3,715	4,504
Rodamco Europe Finance BV, Series 5, 3.75% 2012	3,030	3,580
Shinsei Bank, Ltd. 3.75% 2016[4]	2,000	1,247
Shinsei Bank, Ltd. 3.75% 2016[4]	3,470	2,164
Deutsche Telekom International Finance BV 8.125% 2012[4]	2,000	2,963
Anglian Water Services Financing PLC 4.625% 2013	2,250	2,952
Verizon Communications Inc. 8.75% 2015	1,850	2,770
Bulgaria (Republic of) 7.50% 2013	1,638	2,224
Bulgaria (Republic of) 7.50% 2013	250	339
Delhaize Group 5.625% 2014	2,000	2,547
International Endesa BV 5.375% 2013	1,750	2,392
Fortum Oyj 4.625% 2010	1,590	2,155
Mizuho Financial Group (Cayman) Ltd. 4.75% 2014[4]	1,500	1,989
Tesco PLC 4.75% 2010	1,205	1,632
Lafarge 5.375% 2017	1,500	1,435
ENEL SpA 5.625% 2027	1,250	1,413
Bank of Tokyo-Mitsubishi, Ltd., Series 13, 3.50% 2015[4]	1,100	1,308
Edcon (Proprietary) Ltd. 4.90% 2014[4]	2,000	1,008
Edcon (Proprietary) Ltd. 4.90% 2014[4]	500	252
Edison SpA 5.125% 2010	750	1,025
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.884% 2016[4]	2,650	1,014
HSBC Holdings PLC 6.25% 2018	500	657
iesy Repository GmbH 10.125% 2015	500	624
Governor and Co. of the Bank of Ireland 6.45% 2010	415	552
TuranAlem Finance BV, Series 5, 6.25% 2011	1,270	396
NXP BV and NXP Funding LLC 5.362% 2013[4]	1,000	219
NXP BV and NXP Funding LLC 8.625% 2015	1,300	164
Rockwood Specialties Group, Inc. 7.625% 2014	90	93
WDAC Intermediate Corp. 8.50% 2014	125	34
		2,693,755

JAPANESE YEN — 8.83%
Japanese Government 1.80% 2010	¥4,230,000	43,367
Japanese Government 1.10% 2011	90,000	922
Japanese Government 1.30% 2011	6,931,700	71,388
Japanese Government 1.40% 2012	2,926,000	30,317
Japanese Government 1.50% 2014	15,725,500	164,616
Japanese Government 0.50% 2015[1,2]	1,597,530	13,505
Japanese Government 1.70% 2016	14,803,700	157,012
Japanese Government 1.20% 2017[1,2]	1,637,700	13,909
Japanese Government 1.70% 2017	7,770,250	82,131
Japanese Government 1.20% 2017[1,2]	8,864,295	75,009
Japanese Government 1.50% 2018	311,550	3,213
Japanese Government 2.30% 2035	2,593,700	27,377
Japanese Government 2.40% 2038	2,361,650	25,544
KfW International Finance Inc. 1.75% 2010	100,000	1,021
KfW 1.35% 2014	716,000	7,187
European Investment Bank 1.40% 2017	721,700	7,134
		723,652

BRITISH POUNDS — 3.55%
United Kingdom 5.75% 2009	£750	1,114
United Kingdom 4.25% 2011	10,000	15,164
United Kingdom 2.50% 2013[1]	7,802	11,278
United Kingdom 5.00% 2014	16,300	26,503
United Kingdom 4.75% 2015	11,200	18,032
United Kingdom 8.00% 2015	600	1,144
United Kingdom 2.50% 2016[1]	7,582	11,479
United Kingdom 4.00% 2016	2,745	4,266
United Kingdom 8.75% 2017	15,855	32,603
United Kingdom 5.00% 2018	5,230	8,685
United Kingdom 4.75% 2020	45,835	74,114
United Kingdom 6.00% 2028	6,350	11,639
United Kingdom 4.75% 2030	17,620	27,855
United Kingdom 4.75% 2038	16,770	26,383
United Kingdom 4.25% 2055	250	353
Tesco PLC 5.50% 2033	2,640	3,520
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3,5]	2,400	3,207
HSBC Holdings PLC 6.375% 2022[4]	2,000	2,589
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	2,385	2,311
Abbey National PLC 7.50% (undated)[4]	3,010	2,264
Northern Rock PLC 5.625% 2015[4]	1,000	617
Northern Rock PLC 6.375% 2019	1,000	1,008
Allied Irish Banks, PLC 5.625% 2030[4]	2,000	1,420
Wal-Mart Stores, Inc. 5.625% 2034	950	1,336
Commerzbank AG 6.625% 2019	1,000	1,050
General Electric Capital Corp. 5.625% 2031	750	675
		290,609

DANISH KRONER — 2.30%
Nykredit 4.00% 2035[3]	DKr167,715	27,417
Nykredit 5.00% 2038[3]	374,794	64,924
Nykredit 6.00% 2038[3]	144,416	26,064
Nykredit 6.00% 2038[3]	215,739	38,690
Nykredit 6.00% 2041[3]	55,590	9,976
Kingdom of Denmark 5.00% 2013	67,170	13,064
Realkredit Danmark, interest only, 6.00% 2038[3]	46,821	8,428
		188,563

MEXICAN PESOS — 2.07%
United Mexican States Government, Series M, 7.50% 2012	MXN270,000	19,701
United Mexican States Government, Series MI10, 9.50% 2014	290,163	22,559
United Mexican States Government, Series M10, 8.00% 2015	162,500	11,744
United Mexican States Government, Series M10, 7.25% 2016	725,000	49,994
United Mexican States Government, Series M10, 7.75% 2017	403,400	28,482
United Mexican States Government, Series M20, 10.00% 2024	179,900	14,914
United Mexican States Government, Series M30, 10.00% 2036	262,000	21,754
América Móvil, SAB de CV 8.46% 2036	15,000	828
		169,976

SWEDISH KRONOR — 1.64%
Swedish Government 5.25% 2011	SKr158,650	20,816
Swedish Government 4.00% 2012[3]	252,000	31,705
Swedish Government 6.75% 2014	72,080	10,643
Swedish Government 4.50% 2015	302,025	40,949
Swedish Government 5.00% 2020	72,640	10,345
Stadshypotek AB 6.00% 2012[3]	79,000	10,593
Nordea Hypotek AB 4.00% 2012[3]	60,000	7,590
AB Spintab 6.00% 2009	12,000	1,461
		134,102

AUSTRALIAN DOLLARS — 1.43%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A54,510	39,850
Queensland Treasury Corp., Series 17, 6.00% 2017	80,100	58,434
New South Wales Treasury Corp., Series 14, 5.50% 2014	24,706	17,683
Countrywide Financial Corp. 6.25% 2010	2,000	1,346
		117,313

SOUTH KOREAN WON — 1.06%
South Korean Government 5.25% 2010	KRW21,520,000	16,118
South Korean Government 5.75% 2010	6,915,000	5,247
South Korean Government 5.25% 2013	5,665,000	4,240
South Korean Government 5.75% 2013	15,000,000	11,482
South Korean Government 4.25% 2014	27,940,000	19,704
South Korean Government 5.25% 2015	24,335,000	17,897
South Korean Government 5.50% 2017	16,510,470	12,340
		87,028

SINGAPORE DOLLARS — 0.79%
Singapore (Republic of) 3.125% 2011	$ S54,310	37,337
Singapore (Republic of) 3.75% 2016	36,750	27,369
		64,706

ISRAELI SHEKELS — 0.75%
Israeli Government 7.50% 2014[2]	ILS62,500	17,853
Israeli Government 5.00% 2015[1,2]	22,820	6,785
Israeli Government 6.50% 2016[2]	70,300	19,340
Israeli Government 6.00% 2019[2]	66,720	17,845
		61,823

NEW TURKISH LIRAS — 0.67%
Turkey (Republic of) 10.00% 2012[1,2]	TRY57,057	32,185
Turkey (Republic of) 16.00% 2012	36,298	22,405
		54,590

BRAZILIAN REAIS — 0.53%
Brazilian Treasury Bill 6.00% 2010[1,2]	BRL16,381	7,114
Brazilian Treasury Bill 6.00% 2015[1,2]	16	6,658
Brazil (Federal Republic of) Global 12.50% 2016	775	355
Brazil (Federal Republic of) 10.00% 2017[2]	54,120	20,973
Brazilian Treasury Bill 6.00% 2017[1,2]	5,162	2,122
Brazil (Federal Republic of) Global 12.50% 2022	3,500	1,596
Brazil (Federal Republic of) Global 10.25% 2028	11,120	4,442
		43,260

EGYPTIAN POUNDS — 0.49%
Egypt (Arab Republic of) Treasury Bill 0% 2009	EGP60,000	10,618
Egypt (Arab Republic of) Treasury Bill 0% 2009	11,000	1,933
Egypt (Arab Republic of) 9.10% 2010	39,650	6,990
Egypt (Arab Republic of) 9.10% 2010	1,955	344
Egypt (Arab Republic of) 11.50% 2011	5,865	1,078
Egypt (Arab Republic of) 9.10% 2012	82,870	14,290
Egypt (Arab Republic of) 9.20% 2014	8,925	1,529
Egypt (Arab Republic of) 11.625% 2014	18,535	3,478
		40,260

POLISH ZLOTY — 0.48%
Polish Government 5.25% 2013	PLN141,250	39,504

MALAYSIAN RINGGITS — 0.37%
Malaysian Government 3.718% 2012	MYR64,234	17,958
Malaysian Government 3.814% 2017	45,000	12,011
		29,969

CANADIAN DOLLARS — 0.37%
Canadian Government 5.50% 2010	$ C13,755	11,505
Canadian Government 5.25% 2012	6,000	5,322
Canadian Government 5.75% 2029	2,250	2,319
Province of Ontario, Series HC, 9.50% 2022	2,000	2,329
Province De Québec 9.375% 2023	2,000	2,278
Wells Fargo & Co. 6.05% 2012	2,000	1,581
GE Capital Canada Funding Co., Series A, 5.29% 2012	2,000	1,549
Canada Housing Trust 4.10% 2018	1,500	1,281
TransCanada PipeLines Ltd. 5.05% 2014	1,250	1,030
Province of New Brunswick 6.75% 2017	750	706
		29,900

NORWEGIAN KRONER — 0.22%
Norwegian Government 4.25% 2017	NKr118,150	18,362

HUNGARIAN FORINTS — 0.10%
Hungarian Government 5.50% 2014	HUF1,424,000	4,569
Hungarian Government 6.75% 2017	1,250,000	3,936
		8,505

SOUTH AFRICAN RAND — 0.05%
South Africa (Republic of), Series 197, 5.50% 2023[1]	ZAR26,408	3,697

DOMINICAN PESOS — 0.04%
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2,5]	DOP122,949	2,244
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2]	72,130	1,316
		3,560

URUGUAYAN PESOS — 0.03%
Uruguay (Republic of) 5.00% 2018[1,2]	UYU43,598	1,181
Uruguay (Republic of) 3.70% 2037[1,2]	49,020	894
		2,075

ARGENTINE PESOS — 0.02%
Argentina (Republic of) 5.83% 2033[1,2,3,6]	ARS6,428	341
Argentina (Republic of) GDP-Linked 2035	40,842	434
Argentina (Republic of) 0.63% 2038[1,2,3]	71,241	530
		1,305

COLOMBIAN PESOS — 0.00%
Colombia (Republic of) Global 11.75% 2010	COP753,000	306

U.S. DOLLARS — 37.36%
U.S. Treasury 5.75% 2010	US$ 6,500	6,963
U.S. Treasury 4.50% 2011	10,760	11,518
U.S. Treasury 2.375% 2011[1,2]	24,826	24,514
U.S. Treasury 4.875% 2012	16,530	18,320
U.S. Treasury 3.00% 2012[1,2]	23,804	24,884
U.S. Treasury 3.875% 2013	6,000	6,575
U.S. Treasury 3.375% 2013	18,410	19,921
U.S. Treasury 3.125% 2013	33,150	35,499
U.S. Treasury 2.00% 2014[1,2]	44,076	44,716
U.S. Treasury 1.875% 2015[1,2]	27,574	27,823
U.S. Treasury 4.25% 2015	16,750	19,092
U.S. Treasury 5.125% 2016	98,000	116,934
U.S. Treasury 7.25% 2016	15,000	19,797
U.S. Treasury 7.50% 2016	61,850	83,154
U.S. Treasury 2.375% 2017[1,2]	38,236	40,002
U.S. Treasury 4.625% 2017	16,500	19,176
U.S. Treasury 8.875% 2017	12,260	17,912
U.S. Treasury 1.625% 2018[1,2]	2,562	2,554
U.S. Treasury 3.50% 2018	50,980	54,724
U.S. Treasury 3.875% 2018	68,405	75,486
U.S. Treasury 1.375% 2018[1,2]	3,596	3,517
U.S. Treasury 3.75% 2018	52,730	57,500
U.S. Treasury 2.75% 2019	5,585	5,616
U.S. Treasury 7.875% 2021	28,000	40,687
U.S. Treasury 8.125% 2021	7,000	10,395
U.S. Treasury 2.00% 2026[1,2]	11,047	10,736
U.S. Treasury 5.25% 2029	20,225	24,948
U.S. Treasury 4.375% 2038	705	801
U.S. Treasury 3.50% 2039	23,750	23,483
Fannie Mae 6.25% 2011	2,000	2,107
Fannie Mae 5.25% 2012	62,424	65,418
Fannie Mae 5.375% 2017	19,170	21,760
Fannie Mae 5.00% 2017[3]	819	856
Fannie Mae 5.00% 2019[3]	322	336
Fannie Mae 4.00% 2024[2,3]	8,000	8,128
Fannie Mae 4.50% 2024[3]	14,000	14,434
Fannie Mae 4.00% 2024[2,3]	8,700	8,839
Fannie Mae 4.00% 2024[3]	32,620	33,170
Fannie Mae, Series 2001-4, Class GA, 10.132% 2025[3,4]	19	22
Fannie Mae 6.00% 2026[3]	1,048	1,099
Fannie Mae 5.50% 2034[3]	942	982
Fannie Mae 5.50% 2035[3]	6,154	6,416
Fannie Mae 4.50% 2035[3]	2,166	2,216
Fannie Mae 6.00% 2036[3]	7,704	8,064
Fannie Mae 6.00% 2036[3]	14,886	15,582
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[3]	1,384	1,461
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	5,617	4,804
Fannie Mae 6.50% 2036[3]	5,846	6,145
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[3]	4,495	3,898
Fannie Mae 6.00% 2036[3]	3,460	3,625
Fannie Mae 5.50% 2037[3]	797	831
Fannie Mae 5.00% 2037[3]	1,714	1,771
Fannie Mae 5.482% 2037[3,4]	4,960	5,145
Fannie Mae 5.50% 2037[3]	3,856	3,979
Fannie Mae 5.50% 2037[3]	5,654	5,835
Fannie Mae 6.50% 2037[3]	2,234	2,348
Fannie Mae 6.00% 2037[3]	7,848	8,207
Fannie Mae 6.50% 2037[3]	1,484	1,566
Fannie Mae 6.50% 2037[3]	3,441	3,641
Fannie Mae 6.50% 2037[3]	5,458	5,758
Fannie Mae 4.539% 2038[3,4]	2,841	2,930
Fannie Mae 5.319% 2038[3,4]	11,839	12,265
Fannie Mae 6.50% 2038[3]	15,034	15,861
Fannie Mae 4.436% 2038[3,4]	7,356	7,576
Fannie Mae 4.50% 2038[3]	17,630	18,028
Fannie Mae 5.50% 2038[3]	13,022	13,535
Fannie Mae 5.50% 2038[3]	11,583	12,098
Fannie Mae 6.50% 2038[3]	8,305	8,762
Fannie Mae 5.50% 2038[3]	7,085	7,388
Fannie Mae 5.50% 2038[3]	8,628	8,999
Fannie Mae 5.50% 2038[3]	16,750	17,443
Fannie Mae 5.50% 2038[3]	9,651	10,065
Fannie Mae 6.00% 2038[3]	16,720	17,492
Fannie Mae 6.00% 2038[3]	4,652	4,866
Fannie Mae 5.00% 2038[3]	18,902	19,527
Fannie Mae 5.50% 2038[3]	12,733	13,260
Fannie Mae 6.00% 2038[3]	488	511
Fannie Mae 6.00% 2038[3]	6,567	6,870
Fannie Mae 6.00% 2038[3]	8,171	8,563
Fannie Mae 6.00% 2038[3]	11,117	11,630
Fannie Mae 5.50% 2038[3]	5,266	5,492
Fannie Mae 6.50% 2039[3]	4,863	5,130
Fannie Mae 6.50% 2047[3]	2,574	2,699
Fannie Mae 7.00% 2047[3]	1,793	1,899
Fannie Mae 6.50% 2047[3]	4,448	4,665
Fannie Mae 6.50% 2047[3]	1,794	1,882
Fannie Mae 6.50% 2048[3]	9,647	10,118
Freddie Mac 3.125% 2010	9,790	9,966
Freddie Mac 5.75% 2016	25,585	26,653
Freddie Mac 5.50% 2023[3]	5,696	5,949
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[3]	5,680	4,675
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	6,109	5,057
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[3]	1,695	1,447
Freddie Mac 4.762% 2037[3,4]	4,942	5,089
Freddie Mac 6.50% 2037[3]	4,967	5,245
Freddie Mac 6.50% 2037[3]	4,667	4,928
Freddie Mac 5.725% 2037[3,4]	1,755	1,815
Freddie Mac 6.00% 2037[3]	10,929	11,479
Freddie Mac 5.47% 2038[3,4]	12,060	12,489
Freddie Mac 4.654% 2038[3,4]	8,507	8,752
Freddie Mac 4.977% 2038[3,4]	2,145	2,215
Freddie Mac 6.50% 2038[3]	11,882	12,547
Freddie Mac 5.50% 2038[3]	10,250	10,649
Freddie Mac 5.50% 2038[3]	14,700	15,323
Freddie Mac 5.50% 2038[3]	2,165	2,249
Freddie Mac 6.00% 2038[3]	4,962	5,205
Freddie Mac 6.00% 2038[3]	926	971
Freddie Mac 6.00% 2038[3]	2,135	2,236
Freddie Mac 6.50% 2038[3]	25,056	26,459
Freddie Mac 6.50% 2038[3]	11,343	11,978
Freddie Mac 6.00% 2038[3]	8,040	8,418
Freddie Mac 6.50% 2038[3]	836	883
Freddie Mac 6.50% 2039[3]	3,582	3,782
Korea Development Bank 5.30% 2013	17,100	15,889
Korea Development Bank 8.00% 2014	33,130	34,146
Roche Holdings Inc. 4.50% 2012[5]	1,875	1,929
Roche Holdings Inc. 5.00% 2014[5]	4,000	4,175
Roche Holdings Inc. 6.00% 2019[5]	25,520	26,224
Roche Holdings Inc. 7.00% 2039[5]	3,000	3,165
Telecom Italia Capital SA 4.875% 2010	7,400	7,243
Telecom Italia Capital SA, Series B, 5.25% 2013	6,550	5,888
Telecom Italia Capital SA 4.95% 2014	9,175	7,931
Telecom Italia Capital SA 6.999% 2018	5,300	4,812
Telicom Italia Capital SA 6.00% 2034	3,325	2,274
Telecom Italia Capital SA 7.20% 2036	1,950	1,547
Telecom Italia Capital SA 7.721% 2038	6,000	5,003
GlaxoSmithKline Capital Inc. 4.85% 2013	4,000	4,165
GlaxoSmithKline Capital Inc. 5.65% 2018	23,945	24,604
Vodafone Group PLC 5.00% 2015	7,500	7,314
Vodafone Group PLC 5.625% 2017	11,850	11,763
Vodafone Group PLC 6.15% 2037[2]	7,600	7,036
Turkey (Republic of) 7.50% 2017	8,500	8,415
Turkey (Republic of) 6.75% 2018	3,000	2,782
Turkey (Republic of) 7.00% 2019	9,500	8,859
Turkey (Republic of) 8.00% 2034	4,200	3,801
E.ON International Finance BV 5.80% 2018[5]	19,030	18,751
E.ON International Finance BV 6.65% 2038[5]	2,500	2,408
DaimlerChrysler North America Holding Corp. 7.20% 2009	653	656
DaimlerChrysler North America Holding Corp. 5.875% 2011	14,350	13,742
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,997	6,616
Gaz Capital SA, Series 7, 6.212% 2016	13,000	9,490
Gaz Capital SA 6.51% 2022[5]	5,310	3,438
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034[5]	2,000	1,780
Gaz Capital SA 7.288% 2037[5]	8,600	5,590
Federal Home Loan Bank 5.25% 2014	7,125	8,021
Federal Home Loan Bank 5.625% 2016	11,875	11,997
Countrywide Financial Corp., Series B, 5.80% 2012	1,420	1,234
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,500	6,729
Bank of America Corp. 5.30% 2017	11,325	8,334
Bank of America Corp. 5.65% 2018	4,220	3,527
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[5]	1,750	1,712
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]	10,000	8,985
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 2018[5]	8,000	7,654
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[5]	1,250	931
SBC Communications Inc. 5.625% 2016	1,500	1,505
AT&T Inc. 5.50% 2018	4,000	3,874
AT&T Inc. 5.80% 2019	8,950	8,778
SBC Communications Inc. 6.45% 2034	1,275	1,151
AT&T Inc. 6.40% 2038	3,750	3,347
HBOS PLC 6.75% 2018[5]	18,575	14,351
HBOS PLC 6.00% 2033[5]	6,400	3,520
Société Générale 5.75% 2016[5]	20,110	17,259
TransCanada PipeLines Ltd. 6.50% 2018	5,000	4,996
TransCanada PipeLines Ltd. 7.125% 2019	6,440	6,731
TransCanada PipeLines Ltd. 7.625% 2039	2,000	1,983
TransCanada PipeLines Ltd. 6.35% 2067[4]	5,880	3,356
Comcast Cable Communications, Inc. 6.75% 2011	1,020	1,056
Comcast Corp. 6.30% 2017	3,000	2,924
Comcast Corp. 5.70% 2018	6,665	6,262
Comcast Corp. 6.95% 2037	5,035	4,703
Comcast Corp. 6.40% 2038	1,750	1,532
Veolia Environnement 5.25% 2013	11,155	11,152
Veolia Environnement 6.00% 2018	5,175	4,907
Walgreen Co. 4.875% 2013	12,625	13,391
Walgreen Co. 5.25% 2019	1,500	1,507
Development Bank of Singapore Ltd. 7.875% 2010[5]	10,250	10,674
Development Bank of Singapore Ltd. 7.125% 2011[5]	3,800	4,018
Israeli Government 5.125% 2019	14,310	14,371
Singapore Telecommunications Ltd. 6.375% 2011[5]	8,540	9,213
Singapore Telecommunications Ltd. 7.375% 2031[5]	4,500	5,055
Koninklijke KPN NV 8.00% 2010	8,400	8,693
Koninklijke KPN NV 8.375% 2030	4,900	5,090
Scottish Power PLC 5.375% 2015	12,700	11,473
Scottish Power PLC 5.81% 2025	2,500	1,884
AstraZeneca PLC 5.90% 2017	12,500	13,258
Pfizer Inc. 4.45% 2012	2,250	2,313
Pfizer Inc. 6.20% 2019	9,820	10,485
Verizon Communications Inc. 5.55% 2014[5]	2,645	2,650
Verizon Communications Inc. 5.50% 2017	1,750	1,694
Verizon Communications Inc. 8.50% 2018[5]	5,750	6,579
Verizon Communications Inc. 8.95% 2039	1,500	1,729
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020[3]	545	490
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[3]	157	143
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034[3]	1,557	1,527
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035[3]	1,325	1,312
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036[3]	1,614	1,610
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3,5]	9,261	3,662
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[3]	2,300	1,844
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 2039[3,4]	1,905	1,554
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039[3]	500	425
Enersis SA 7.375% 2014	11,935	12,417
Progress Energy, Inc. 6.05% 2014	5,000	5,042
Progress Energy, Inc. 7.05% 2019	7,125	7,272
Target Corp. 6.00% 2018	7,875	7,923
Target Corp. 6.50% 2037	2,075	1,844
Target Corp. 7.00% 2038	2,600	2,443
American Tower Corp. 7.50% 2012	475	480
American Tower Corp. 7.125% 2012	320	323
American Tower Corp. 7.00% 2017	11,400	11,286
Kroger Co. 7.50% 2014	6,750	7,497
Kroger Co. 6.40% 2017	4,000	4,113
JPMorgan Chase Bank NA 6.00% 2017	12,360	11,605
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021[3]	4,052	3,723
Wells Fargo Mortgage-backed Securities Trust, Series 2007-8, Class II-A-2, 6.00% 2037[3]	14,500	7,806
PSEG Power LLC 7.75% 2011	5,925	6,203
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,650	2,676
PSEG Power LLC 8.625% 2031	1,945	1,960
British American Tobacco International Finance PLC 9.50% 2018[5]	9,485	10,794
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,5]	306	301
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	4,725	4,037
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,5]	8,000	6,143
HSBK (Europe) BV 7.75% 2013	5,075	2,740
HSBK (Europe) BV 7.25% 2017[5]	12,915	6,264
HSBK (Europe) BV 7.25% 2017	2,600	1,261
United Mexican States Government Global 6.375% 2013	151	160
United Mexican States Government Global 5.875% 2014	9,250	9,614
United Mexican States Government Global 6.05% 2040	520	447
Wells Fargo & Co. 5.625% 2017	10,750	9,825
Shell International Finance B.V. 4.00% 2014	9,340	9,482
Russian Federation 7.50% 2030[3]	9,984	9,435
CVS Caremark Corp. 6.60% 2019	3,310	3,342
CVS Corp. 5.789% 2026[3,5]	1,003	770
CVS Corp. 6.036% 2028[3,5]	1,194	899
CVS Caremark Corp. 6.943% 2030[3,5]	5,754	4,397
General Electric Co. 5.00% 2013	2,775	2,778
General Electric Co. 5.25% 2017	7,000	6,485
State of Qatar 9.75% 2030	7,250	9,244
Kraft Foods Inc. 6.125% 2018	9,100	9,136
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[3,4]	2,470	2,007
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.657% 2039[3,4]	3,770	2,934
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[3,4]	4,825	3,358
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[3,4]	1,655	833
Biogen Idec Inc. 6.00% 2013	9,000	9,128
Government National Mortgage Assn. 6.00% 2038[3]	8,672	9,072
National Grid PLC 6.30% 2016	8,825	8,592
Nielsen Finance LLC, Term Loan B, 2.533% 2013[3,4,7]	418	328
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	6,925	5,990
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	5,330	2,239
McDonald’s Corp., Series I, 5.00% 2019	8,005	8,342
Time Warner Cable Inc. 7.50% 2014	1,085	1,107
Time Warner Cable Inc. 6.75% 2018	3,985	3,747
Time Warner Cable Inc. 8.25% 2019	3,315	3,412
ORIX Corp. 5.48% 2011	11,840	8,076
Electricité de France SA 5.50% 2014[5]	5,000	5,313
Electricité de France SA 6.95% 2039[5]	2,625	2,610
News America Inc. 6.90% 2019[5]	8,440	7,889
Time Warner Inc. 5.875% 2016	3,100	2,938
AOL Time Warner Inc. 7.625% 2031	2,240	2,006
Time Warner Inc. 6.50% 2036	3,490	2,879
Intergen Power 9.00% 2017[5]	8,525	7,758
Resona Bank, Ltd. 5.85% (undated)[4,5]	15,165	7,744
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011[3]	3,209	3,025
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012[3]	3,597	3,360
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014[3]	1,250	1,058
Standard Chartered Bank 6.40% 2017[5]	5,860	4,421
Standard Chartered Bank 8.00% 2031[5]	4,500	2,978
Norfolk Southern Corp. 5.75% 2016[5]	4,515	4,543
Norfolk Southern Corp. 7.05% 2037	2,640	2,741
Royal Bank of Scotland Group PLC 5.00% 2014	1,200	759
Royal Bank of Scotland Group PLC 7.648% (undated)[4]	7,768	3,501
Royal Bank of Scotland Group PLC 6.99% (undated)[4,5]	6,502	2,861
UniCredito Italiano SpA 5.584% 2017[4,5]	2,730	1,721
UniCredito Italiano SpA 6.00% 2017[5]	7,175	3,952
HVB Funding Trust I 8.741% 2031[5]	5,791	1,047
HVB Funding Trust III 9.00% 2031[5]	2,037	368
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	5,500	6,970
Vale Overseas Ltd. 6.875% 2036	8,000	6,948
AXA SA 8.60% 2030	9,750	6,889
Simon Property Group, LP 6.35% 2012	1,300	1,115
Simon Property Group, LP 5.25% 2016	1,740	1,298
Simon Property Group, LP 5.875% 2017	1,850	1,429
Simon Property Group, LP 6.125% 2018	3,850	3,031
Edison Mission Energy 7.50% 2013	1,800	1,431
Midwest Generation, LLC, Series B, 8.56% 2016[3]	2,767	2,567
Edison Mission Energy 7.75% 2016	150	115
Edison Mission Energy 7.20% 2019	3,175	2,222
Edison Mission Energy 7.625% 2027	650	393
Abbott Laboratories 5.875% 2016	3,435	3,689
Abbott Laboratories 5.125% 2019	1,020	1,028
Abbott Laboratories 6.00% 2039	1,980	1,976
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[3]	16,849	6,640
Bausch & Lomb Inc. 9.875% 2015[5]	8,250	6,600
Tenet Healthcare Corp. 7.375% 2013	960	768
Tenet Healthcare Corp. 9.875% 2014	5,825	4,573
Tenet Healthcare Corp. 9.25% 2015	1,055	818
Tenet Healthcare Corp. 10.00% 2018[5]	422	410
Jackson National Life Global 5.375% 2013[5]	7,615	6,533
Hospitality Properties Trust 6.85% 2012	600	390
Hospitality Properties Trust 6.75% 2013	690	419
Hospitality Properties Trust 5.125% 2015	1,450	752
Hospitality Properties Trust 5.625% 2017	1,390	671
Hospitality Properties Trust 6.70% 2018	8,295	4,250
Indonesia (Republic of) 6.625% 2037[5]	4,000	2,740
Indonesia (Republic of) 7.75% 2038[5]	4,750	3,705
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,320	6,426
HSBC Finance Corp. 1.344% 2014[4]	1,750	913
HSBC Finance Corp. 1.691% 2016[4]	9,900	5,416
Dollar General Corp. 10.625% 2015	1,800	1,804
Dollar General Corp. 11.875% 2017[4,6]	4,500	4,444
Constellation Brands, Inc. 8.375% 2014	1,000	1,010
Constellation Brands, Inc. 7.25% 2017	5,410	5,167
Novartis Securities Investment Ltd. 5.125% 2019	6,060	6,165
Santander Issuances, SA Unipersonal 1.648% 2016[4,5]	2,100	1,394
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	5,400	4,018
Sovereign Bancorp, Inc. 8.75% 2018	265	237
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	1,550	1,403
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[5]	1,425	1,311
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	1,990	1,672
Charter Communications Operating, LLC, Term Loan B, 3.18% 2014[3,4,7]	889	725
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[5]	475	463
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 4.033% 2014[3,4,7]	1,037	687
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	3,480	1,757
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	3,780	1,909
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[4,6]	2,750	1,059
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[2,3]	5,024	4,965
TuranAlem Finance BV 8.00% 2014	3,355	760
TuranAlem Finance BV 8.50% 2015[5]	835	205
TuranAlem Finance BV 8.50% 2015	4,635	1,136
TuranAlem Finance BV 8.25% 2037[5]	6,340	1,331
TuranAlem Finance BV, Series 8, 8.25% 2037	7,300	1,533
Union Pacific Corp. 5.70% 2018	3,200	3,051
Union Pacific Corp. 6.15% 2037	1,990	1,865
Westfield Group 5.70% 2016[5]	2,385	1,780
Westfield Group 7.125% 2018[5]	4,000	3,130
Deutsche Telekom International Finance BV 5.875% 2013	4,730	4,816
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036[3]	4,827	4,774
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3,5]	5,115	4,672
ArcelorMittal 6.125% 2018	6,425	4,656
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3,5]	3,000	2,595
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[3,5]	1,150	903
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[3,5]	1,330	1,024
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]	6,300	4,501
Amgen Inc. 5.70% 2019	3,000	3,053
Amgen Inc. 6.40% 2039	1,445	1,394
Citigroup Inc. 6.125% 2017	2,693	2,339
Citigroup Capital XXI 8.30% 2077[4]	4,150	2,001
Goldman Sachs Group, Inc. 6.15% 2018	420	384
Goldman Sachs Group, Inc. 7.50% 2019	3,840	3,928
Safeway Inc. 6.25% 2014	2,625	2,757
Safeway Inc. 6.35% 2017	1,500	1,540
Centennial Communications Corp. 7.185% 2013[4]	710	714
Centennial Communications Corp. 10.00% 2013	2,250	2,402
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	840	874
Centennial Communications Corp., Centennial Cellular Operating Co. LLC
and Centennial Puerto Rico Operations Corp. 8.125% 2014[4]	250	259
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[3]	3,357	3,100
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[3,4]	1,580	1,145
Williams Companies, Inc. 3.435% 2010[4,5]	225	211
Williams Companies, Inc. 7.875% 2021	2,170	2,011
Transcontinental Gas Pipe Line Corp. 7.25% 2026	575	545
Williams Companies, Inc. 8.75% 2032	1,620	1,474
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.882% 2036[3,4]	4,313	2,118
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.915% 2036[3,4]	3,028	1,280
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.867% 2037[3,4]	1,806	839
Corporación Andina de Fomento 5.75% 2017	5,025	4,200
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,125	2,145
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	1,750	2,029
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,000	4,083
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[3,4,5]	4,546	4,079
Gabonese Republic 8.20% 2017[5]	5,500	4,070
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 0.956% 2013[3,4]	5,500	3,960
Stater Bros. Holdings Inc. 8.125% 2012	1,460	1,445
Stater Bros. Holdings Inc. 7.75% 2015	2,525	2,437
ARAMARK Corp., Term Loan B, 3.095% 2014[3,4,7]	54	48
ARAMARK Corp., Letter of Credit, 4.721% 2014[3,4,7]	3	3
ARAMARK Corp. 4.67% 2015[4]	1,500	1,151
ARAMARK Corp. 8.50% 2015	2,800	2,590
Chevron Corp. 4.95% 2019	3,700	3,789
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	1,229	984
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	398	342
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	577	453
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,653	1,963
Delhaize Group 5.875% 2014	1,220	1,221
Delhaize Group 6.50% 2017	1,500	1,452
Delhaize America, Inc. 9.00% 2031	1,000	1,065
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019[3]	3,839	3,704
Enterprise Products Operating LP 7.034% 2068[4]	5,900	3,693
US Investigations Services, Inc., Term Loan B, 3.977% 2015[3,4,7]	1,728	1,408
US Investigations Services, Inc. 10.50% 2015[5]	1,900	1,458
US Investigations Services, Inc. 11.75% 2016[5]	1,035	745
MetLife Capital Trust IV 7.875% 2067[4,5]	2,000	1,062
MetLife Capital Trust X 9.25% 2068[4,5]	4,500	2,524
ACE INA Holdings Inc. 5.875% 2014	1,510	1,479
ACE INA Holdings Inc. 5.80% 2018	2,200	1,991
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.872% 2037[3,4]	7,208	2,744
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.918% 2047[3,4]	1,656	713
Banco Mercantil del Norte, SA 6.135% 2016[4,5]	1,500	990
Banco Mercantil del Norte, SA 6.862% 2021[4,5]	4,600	2,447
Staples, Inc. 9.75% 2014	3,250	3,406
Schering-Plough Corp. 6.00% 2017	3,275	3,382
Sunoco, Inc. 5.75% 2017	3,900	3,360
Tesco PLC 5.50% 2017[5]	3,350	3,302
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,5]	3,965	3,152
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]	107	85
First Data Corp., Term Loan B2, 3.272% 2014[3,4,7]	4,756	3,223
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012[3]	3,275	3,218
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	3,000	3,108
CSX Corp. 7.45% 2038	3,740	3,083
Boyd Gaming Corp. 7.75% 2012	620	502
Boyd Gaming Corp. 6.75% 2014[2]	3,025	1,845
Boyd Gaming Corp. 7.125% 2016[2]	1,175	681
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.726% (undated)[3,4]	4,000	3,012
CoBank ACB 1.92% 2022[4,5]	4,275	3,011
Anheuser-Busch InBev NV 7.75% 2019[5]	3,000	2,996
Tyson Foods, Inc. 10.50% 2014[5]	2,125	2,178
Tyson Foods, Inc. 7.85% 2016[4]	835	724
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,000	2,023
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	3,100	859
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[3]	5,145	2,855
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037[3]	3,130	2,855
ProLogis 5.50% 2012	2,600	1,624
ProLogis 6.625% 2018	2,415	1,226
Albertson’s, Inc. 8.00% 2031	3,450	2,838
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012[3]	2,890	2,761
SLM Corp., Series A, 5.45% 2011	2,000	1,280
SLM Corp., Series A, 5.40% 2011	1,250	775
SLM Corp., Series A, 5.00% 2015	1,500	706
SunGard Data Systems Inc. 9.125% 2013	3,138	2,746
Nalco Co. 7.75% 2011	1,475	1,460
Nalco Co. 8.875% 2013	875	844
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	475	430
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[3]	4,250	2,733
Thomson Reuters Corp. 5.95% 2013	1,750	1,711
Thomson Reuters Corp. 6.50% 2018	1,085	1,012
LUKOIL International Finance BV 6.356% 2017	3,300	2,574
LUKOIL International Finance BV 6.656% 2022[5]	200	147
Michaels Stores, Inc., Term Loan B, 2.75% 2013[3,4,7]	246	137
Michaels Stores, Inc. 10.00% 2014	5,425	2,584
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.572% 2035[3,4]	4,684	2,708
Intelsat, Ltd. 8.875% 2015[5]	450	422
Intelsat Jackson Holding Co., Series B, 8.875% 2015[5]	1,150	1,084
Intelsat Jackson Holding Co. 9.50% 2016[5]	1,225	1,158
Nextel Communications, Inc., Series E, 6.875% 2013	375	216
Nextel Communications, Inc., Series F, 5.95% 2014	4,345	2,433
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033[3]	1,692	1,710
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[3]	1,100	937
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	2,633
Iron Mountain Inc. 7.75% 2015	1,425	1,414
Iron Mountain Inc. 6.625% 2016	1,250	1,163
Orascom Telecom 7.875% 2014[5]	3,980	2,567
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	2,205	2,100
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	525	462
Charles Schwab Corp., Series A, 6.375% 2017	2,775	2,557
Developers Diversified Realty Corp. 5.25% 2011	2,500	1,190
Developers Diversified Realty Corp. 5.375% 2012	2,450	1,095
Developers Diversified Realty Corp. 5.50% 2015	630	254
NRG Energy, Inc. 7.25% 2014	2,665	2,512
AMC Entertainment Inc. 8.00% 2014	525	433
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	2,059
Quebecor Media Inc. 7.75% 2016	2,250	1,721
Quebecor Media Inc. 7.75% 2016	1,000	765
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	7,075	2,481
Koninklijke Philips Electronics NV 5.75% 2018	2,500	2,462
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[9]	19,565	2,446
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[4,9]	13,750	1
Argentina (Republic of) 0.842% 2012[2,3,4]	7,775	1,855
Argentina (Republic of) GDP-Linked 2035	21,000	584
Univision Communications Inc. 7.85% 2011	2,180	1,406
Univision Communications, Inc., First Lien Term Loan B, 2.768% 2014[3,4,7]	780	409
Univision Communications Inc. 10.50% 2015[4,5,6]	5,850	614
Altria Group, Inc. 9.25% 2019	2,250	2,410
Petroplus Finance Ltd. 6.75% 2014[5]	1,425	1,062
Petroplus Finance Ltd. 7.00% 2017[5]	1,850	1,341
Crown Castle International Corp. 9.00% 2015	2,350	2,379
HealthSouth Corp. 10.75% 2016	2,400	2,364
ERP Operating LP 5.25% 2014	1,000	803
ERP Operating LP 6.584% 2015	1,085	883
ERP Operating LP 5.125% 2016	825	652
Burlington Northern Santa Fe Corp. 6.15% 2037	2,240	2,062
BNSF Funding Trust I 6.613% 2055[4]	335	243
Ford Motor Credit Co. 7.375% 2009	325	292
Ford Motor Credit Co. 9.75% 2010[4]	1,050	864
Ford Motor Credit Co. 7.375% 2011	1,100	832
Ford Motor Credit Co. 4.01% 2012[4]	475	300
Seneca Gaming Corp. 7.25% 2012	1,300	837
Seneca Gaming Corp., Series B, 7.25% 2012	2,250	1,448
Hanesbrands Inc., Series B, 5.698% 2014[4]	3,405	2,281
Hughes Communications, Inc. 9.50% 2014	2,500	2,250
TL Acquisitions, Inc., Term Loan B, 3.02% 2014[3,4,7]	1,305	892
Thomson Learning 10.50% 2015[5]	2,575	1,333
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023[3]	2,225	2,217
Barclays Bank PLC 6.05% 2017[5]	800	630
Barclays Bank PLC 7.70% (undated)[4,5]	3,600	1,584
PETRONAS Capital Ltd. 7.00% 2012[5]	2,050	2,207
Liberty Mutual Group Inc. 6.50% 2035[5]	535	291
Liberty Mutual Group Inc. 7.50% 2036[5]	1,815	1,022
Liberty Mutual Group Inc., Series A, 7.80% 2087[4,5]	2,275	867
British Telecommunications PLC 5.95% 2018	2,645	2,156
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,105
Mohegan Tribal Gaming Authority 6.375% 2009	970	800
Mohegan Tribal Gaming Authority 7.125% 2014	4,500	1,283
Federated Retail Holdings, Inc. 5.90% 2016	3,255	2,068
MetroPCS Wireless, Inc. 9.25% 2014[5]	1,125	1,091
MetroPCS Wireless, Inc. 9.25% 2014	1,000	975
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	2,135	2,012
Northern Rock PLC 5.60% (undated)[4,5]	3,635	700
Northern Rock PLC 6.594% (undated)[4,5]	6,480	1,247
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,075	1,943
Cox Communications, Inc. 4.625% 2010	625	619
Cox Communications, Inc. 8.375% 2039[5]	1,400	1,317
Ceridian Corp. 11.25% 2015	4,550	1,934
AES Corp. 7.75% 2015	2,200	1,931
Chohung Bank 4.50% 2014[4,5]	2,000	1,917
New York Life Global Funding 4.65% 2013[5]	1,940	1,891
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[3,4]	2,575	1,873
Marks and Spencer Group PLC 6.25% 2017[5]	2,500	1,851
Allied Waste North America, Inc., Series B, 5.75% 2011	650	635
Allied Waste North America, Inc., Series B, 7.375% 2014	1,280	1,214
American Express Co. 8.15% 2038	2,000	1,821
Ashtead Group PLC 8.625% 2015[5]	1,915	1,101
Ashtead Capital, Inc. 9.00% 2016[5]	1,250	719
Allison Transmission Holdings, Inc. 11.00% 2015[5]	2,875	1,380
Allison Transmission Holdings, Inc. 11.25% 2015[4,5,6]	1,050	425
Hewlett-Packard Co. 5.50% 2018	1,750	1,798
AES Panamá, SA 6.35% 2016[5]	2,000	1,797
Lafarge 6.50% 2016	2,450	1,791
Banque Centrale de Tunisie 7.375% 2012	1,750	1,776
Cott Beverages Inc. 8.00% 2011	3,075	1,753
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	4,150	1,704
Cricket Communications, Inc. 9.375% 2014	1,775	1,700
TransDigm Inc. 7.75% 2014	1,800	1,688
Windstream Corp. 8.125% 2013	1,400	1,386
Windstream Corp. 8.625% 2016	300	296
Southern Natural Gas Co. 5.90% 2017[5]	1,900	1,665
J.C. Penney Co., Inc. 8.00% 2010	1,655	1,656
NTL Cable PLC 8.75% 2014	1,725	1,639
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,375	1,392
Sierra Pacific Resources 8.625% 2014	250	237
CNA Financial Corp. 6.50% 2016	2,270	1,627
Alabama Power Co., Series 2008-B, 5.80% 2013	1,500	1,613
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[3,5]	1,500	1,577
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,895	1,507
Duane Reade Inc. 5.82% 2010[4]	1,250	1,006
Duane Reade Inc. 9.75% 2011	855	492
Drummond Co., Inc. 7.375% 2016[5]	2,275	1,490
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	1,615	1,462
Toys “R” Us, Inc. 7.625% 2011	3,590	1,458
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015[3]	1,500	1,444
Navios Maritime Holdings Inc. 9.50% 2014	2,425	1,398
VWR Funding, Inc. 10.25% 2015[4,6]	2,025	1,387
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.775% 2035[3,4]	2,294	1,383
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,339
TEPPCO Partners LP 7.00% 2067[4]	2,270	1,301
International Paper Co. 7.95% 2018	1,700	1,298
HCA Inc., Term Loan B, 3.47% 2013[3,4,7]	1,504	1,279
Gulfstream Natural Gas 6.19% 2025[5]	1,670	1,264
Sanmina-SCI Corp. 6.75% 2013	2,150	849
Sanmina-SCI Corp. 8.125% 2016	1,150	408
NXP BV and NXP Funding LLC 7.875% 2014	3,325	790
NXP BV and NXP Funding LLC 9.50% 2015	3,970	447
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,3,5]	1,866	1,216
Colombia (Republic of) Global 10.375% 2033	484	574
Colombia (Republic of) Global 7.375% 2037	715	642
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]	1,250	1,202
American Media Operation 9.00% 2013[5,6]	182	96
American Media Operation 14.00% 2013[5]	2,093	1,099
Education Management LLC and Education Management Finance Corp. 8.75% 2014	1,245	1,183
Northwest Airlines, Inc., Term Loan B, 4.72% 2013[3,4,7]	418	326
Northwest Airlines, Inc., Term Loan A, 2.97% 2018[3,4,7]	1,118	838
Serena Software, Inc. 10.375% 2016	1,936	1,162
Qwest Capital Funding, Inc. 7.90% 2010	250	245
Qwest Capital Funding, Inc. 7.25% 2011	555	533
Qwest Communications International Inc., Series B, 7.50% 2014	250	218
U S WEST Communications, Inc. 6.875% 2033	250	165
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.793% 2037[3,4]	3,104	1,150
Mylan Inc., Term Loan B, 4.50% 2014[3,4,7]	1,213	1,130
CIT Group Inc. 7.625% 2012	1,500	1,105
Coventry Health Care, Inc. 6.30% 2014	1,600	1,089
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.55% 2035[3,4]	1,262	687
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.899% 2036[3,4]	846	400
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034[3]	449	319
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.235% 2036[3,4]	530	231
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037[3]	1,062	536
Freescale Semiconductor, Inc., Term Loan B, 2.247% 2013[3,4,7]	537	225
Freescale Semiconductor, Inc., Term Loan B, 12.50% 2014[3,7]	1,598	857
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[3,4]	3,663	1,065
Stora Enso Oyj 7.25% 2036[2,5]	2,530	1,063
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033[3]	83	82
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038[3]	1,000	979
TNK-BP Finance SA 7.50% 2016[5]	1,500	1,061
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[3,4]	1,250	1,060
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[3,4]	2,050	1,051
Allstate Corp., Series B, 6.125% 2067[4]	1,830	1,034
B/E Aerospace 8.50% 2018	1,225	1,024
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2 10.98% 2031[2,3,5]	1,000	995
Rouse Co. 6.75% 2013[5]	1,875	544
Rouse Co. 5.375% 2013	1,500	435
Warner Music Group 7.375% 2014	1,390	963
Realogy Corp., Letter of Credit, 3.27% 2013[3,4,7]	57	33
Realogy Corp., Term Loan B, 3.518% 2013[3,4,7]	213	124
Realogy Corp. 10.50% 2014	2,275	648
Realogy Corp. 11.75% 2014[4,6]	821	139
Lincoln National Corp. 7.00% 2066[4]	4,110	933
Sealy Mattress Co. 8.25% 2014	2,455	914
iStar Financial, Inc. 6.00% 2010	745	417
iStar Financial, Inc. 6.50% 2013	350	102
iStar Financial, Inc. 6.05% 2015	1,350	392
E*TRADE Financial Corp. 8.00% 2011	1,750	753
E*TRADE Financial Corp. 7.875% 2015	405	151
Mandalay Resort Group 6.375% 2011	275	98
MGM MIRAGE 6.75% 2013	915	325
MGM MIRAGE 5.875% 2014	1,250	444
MGM MIRAGE 6.625% 2015	100	36
JBS SA 10.50% 2016	1,345	891
AEP Industries Inc. 7.875% 2013	1,510	883
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[3,5]	850	714
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[3,5]	200	164
K. Hovnanian Enterprises, Inc. 6.00% 2010	1,000	860
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	76	74
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	10	10
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[3]	1,127	760
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011[3]	848	831
Nationwide Financial Services, Inc. 6.75% 2067[4]	1,970	831
Surgical Care Affiliates, Inc. 9.625% 2015[4,5,6]	800	468
Surgical Care Affiliates, Inc. 10.00% 2017[5]	700	361
Kansas City Southern Railway Co. 13.00% 2013	800	824
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,5]	954	822
PTS Acquisition Corp. 9.50% 2015[4,6]	3,290	806
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[3,5]	475	439
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[3,5]	105	91
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[3,5]	105	90
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[3,5]	105	90
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[3,5]	105	90
Standard Pacific Corp. 5.125% 2009	775	778
Standard Pacific Corp. 6.25% 2014	25	12
France Télécom 7.75% 2011[4]	730	782
Canadian National Railway Co. 5.55% 2018	750	769
Goodyear Tire & Rubber Co. 8.625% 2011	906	757
El Salvador (Republic of) 7.65% 2035[5]	1,000	735
Kohl’s Corp. 7.25% 2029	545	417
Kohl’s Corp. 6.00% 2033	455	311
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[3,4]	1,352	725
Cinemark, Inc. 9.75% 2014	750	711
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[3]	1,000	702
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020[3]	720	698
Symbion Inc. 11.75% 2015[4,6]	1,733	693
Gaylord Entertainment Co. 8.00% 2013	1,025	682
Smithfield Foods, Inc. 7.75% 2017	1,075	672
Fifth Third Capital Trust IV 6.50% 2067[4]	2,055	669
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.335% 2044[3,4]	1,000	668
Dole Food Co., Inc. 7.25% 2010	250	231
Dole Food Co., Inc. 8.875% 2011	505	433
Chubb Corp. 6.375% 2067[4]	1,160	663
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[3,5]	750	649
Kimco Realty Corp., Series C, 5.783% 2016	550	359
Kimco Realty Corp. 5.70% 2017	415	262
Pinnacle Entertainment, Inc. 7.50% 2015	990	619
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	780	593
Nationwide Mutual Insurance Co. 8.25% 2031[5]	1,000	592
Metals USA Holdings Corp. 8.209% 2012[4,6]	1,130	271
Metals USA, Inc. 11.125% 2015	500	303
Team Finance LLC and Health Finance Corp. 11.25% 2013	655	573
Vitamin Shoppe Industries Inc. 8.738% 2012[4]	750	563
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.692% 2037[3,4]	1,467	562
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	550	443
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	178	85
Plastipak Holdings, Inc. 8.50% 2015[5]	750	529
Enbridge Inc. 5.60% 2017	625	527
Irwin Home Equity, Series 2006-P1, Class 2-A4, AMBAC insured, 5.80% 2037[3,4,5]	1,000	512
LBI Media, Inc. 8.50% 2017[5]	1,855	510
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012[2]	750	507
Lazard Group LLC 7.125% 2015	605	503
Catlin Insurance Ltd. 7.249% (undated)[4,5]	1,835	498
Fox Acquisition LLC, Term Loan B, 7.25% 2015[3,4,7]	333	172
Fox Acquisition LLC 13.375% 2016[5]	1,225	303
Yankee Candle Co., Inc., Series B, 8.50% 2015	840	466
Radio One, Inc. 6.375% 2013	2,060	453
Atlas Copco AB 5.60% 2017[5]	500	452
DAE Aviation Holdings, Inc. 11.25% 2015[5]	1,990	438
TRW Automotive Inc. 7.00% 2014[5]	1,000	425
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[3,5]	460	421
Sensata Technologies BV 8.00% 2014[4]	1,370	418
Neiman Marcus Group, Inc. 9.75% 2015[4,6]	1,275	416
Alion Science and Technology Corp. 10.25% 2015	1,630	407
Regal Cinemas Corp., Series B, 9.375% 2012[2]	400	392
Georgia Gulf Corp. 9.50% 2014	2,215	382
Esterline Technologies Corp. 6.625% 2017	400	360
Liberty Media Corp. 8.25% 2030	650	356
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.902% 2035[3,4]	696	352
Viant Holdings Inc. 10.125% 2017[5]	693	343
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	375	319
CSC Holdings, Inc. 8.625% 2019[5]	325	315
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[3,4]	625	307
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	225	59
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[4,6]	1,730	203
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	150	26
Rockwood Specialties Group, Inc. 7.50% 2014	325	276
NTK Holdings Inc. 0%/10.75% 2014[3,8]	650	42
THL Buildco, Inc. 8.50% 2014	2,090	219
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[3,4]	264	260
BNP Paribas 5.125% 2015[5]	290	257
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031[3]	329	250
Local T.V. Finance LLC, Term Loan B, 2.52% 2013[3,4,7]	69	26
Local T.V. Finance LLC 10.00% 2015[4,5,6]	1,895	199
Hawaiian Telcom Communications, Inc. 8.765% 2013[4,9]	90	3
Hawaiian Telcom Communications, Inc. 9.75% 2013[9]	1,060	21
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 2014[3,4,7]	423	197
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[3,4]	332	98
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[3,4]	425	65
General Motors Acceptance Corp. 7.50% 2013[5]	167	80
General Motors Acceptance Corp. 8.00% 2018[5]	250	73
RSC Holdings III, LLC, Second Lien Term Loan B, 4.93% 2013[3,4,7]	279	147
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037[3]	141	141
Iraq (Republic of) 5.80% 2028[3,5]	250	131
Cooper-Standard Automotive Inc. 7.00% 2012	250	31
Cooper-Standard Automotive Inc. 8.375% 2014	1,225	92
Pemex Project Funding Master Trust 9.125% 2010	110	118
WDAC Intermediate Corp. 8.375% 2014[5]	775	101
Dex Media, Inc., Series B, 8.00% 2013	750	98
Jefferson Smurfit Corp. (U.S.) 8.25% 2012[9]	590	77
Jefferson Smurfit Corp. (U.S.) 7.50% 2013[9]	140	17
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 5.19% 2012[3,4,7]	108	87
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,5]	55	55
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.454% 2027[3,4,5]	74	54
Atrium Companies, Inc. 15.00% 2012[5,6]	731	26
Delphi Corp. 6.50% 2013[9]	240	6
Young Broadcasting Inc. 10.00% 2011[9]	2,695	—	*
		3,061,522

Total bonds & notes (cost: $8,275,128,000)		7,868,342

		Value
Preferred securities — 0.59%	Shares	(000)

U.S. DOLLARS — 0.43%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,5]	8,800,000	7,472
Société Générale 5.922%[4,5]	10,125,000	4,663
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[4,5]	9,155,000	4,215
BNP Paribas 5.186% noncumulative[4,5]	515,000	212
BNP Paribas 7.195%[2,4,5]	6,600,000	2,937
BNP Paribas Capital Trust 9.003% noncumulative trust[4,5]	670,000	303
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[4]	8,835,000	3,096
Standard Chartered PLC 6.409%[4,5]	5,700,000	2,597
JPMorgan Chase & Co., Series I, 7.90%[4]	2,700,000	1,739
Royal Bank of Scotland Group PLC, Series U, 7.64%[4]	3,900,000	878
RBS Capital Trust II 6.425% noncumulative trust[4]	1,370,000	590
Barclays Bank PLC 6.86% callable perpetual core tier one notes[4,5]	355,000	125
Barclays Bank PLC 7.434%[4,5]	3,195,000	1,329
AXA SA, Series B, 6.379%[4,5]	2,725,000	998
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	2,000,000	911
Bank of America Corp., Series K, 8.00% noncumulative[4]	1,710,000	685
Bank of America Corp., Series M, 8.125% noncumulative[4]	175,000	72
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	1,110,000	685
PNC Preferred Funding Trust I 6.517%[4,5]	1,600,000	497
QBE Capital Funding II LP 6.797%[4,5]	750,000	466
XL Capital Ltd., Series E, 6.50%[4]	1,665,000	317
Fannie Mae, Series O, 7.00%[4,5]	94,253	89
Freddie Mac, Series Z, 8.375%	91,700	50
		34,926

EUROS — 0.15%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[4]	25,200,000	5,851
HVB Funding Trust VIII 7.055%[4]	10,400,000	3,794
Barclays Bank PLC 4.75%[4]	3,000,000	1,154
Allied Irish Banks, PLC 4.781%[4]	3,000,000	517
Allied Irish Banks, PLC 7.50% perpetual reserve capital instruments[4]	2,500,000	481
SG Capital Trust I 7.875% noncumulative trust[4]	1,000,000	624
Bank of Ireland UK Holdings PLC 7.40%[4]	1,000,000	212
		12,633

BRITISH POUNDS — 0.01%
SMFG Preferred Capital GBP 1 Ltd. 6.164%[4]	990,000	539
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[4]	1,500,000	258
		797

Total preferred securities (cost: $121,511,000)		48,356

Common stocks — 0.00%

U.S. DOLLARS — 0.00%
American Media Operations, Inc.[2,5,10]	39,728	—	*

Total common stocks (cost: $0)		—	*

		Value
Warrants — 0.00%	Shares	(000)

U.S. DOLLARS — 0.00%
GT Group Telecom Inc., warrants, expire 2010[2,5,10]	1,000	—	*
Atrium Corp., warrants, expire 2018[2,5,10]	367	—	*

Total warrants (cost: $52,000)		—	*

	Principal amount
Short-term securities — 1.90%	(000)

U.S. Treasury Bills 0.27%–0.39% due 4/9–8/6/2009	US$61,700	61,653
Federal Home Loan Bank 0.56% due 10/19/2009	50,000	49,825
Société Générale North America, Inc. 0.19% due 4/1/2009	27,100	27,100
Denmark (Kingdom of) 0.45% due 5/5/2009	16,900	16,892

Total short-term securities (cost: $155,465,000)		155,470

Total investment securities (cost: $8,552,156,000)		8,072,168
Other assets less liabilities		121,948

Net assets		US$8,194,116

*Amount less than one thousand.

[1]	Index-linked bond whose principal amount moves with a government retail price index.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $492,702,000, which represented 6.01% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $422,929,000, which represented 5.16% of the net assets of the fund.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $13,301,000, which represented .16% of the net assets of the fund.

[8]	Step bond; coupon rate will increase at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Security did not produce income during the last 12 months.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-931-0509O-S15784

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: June 8, 2009

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: June 8, 2009